UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	128,000	$962,560
Arcos Dorados Holdings, Inc., Class A	465,200	4,256,580
Banco Macro SA, Class B	130,676	1,398,408
Cresud SA ADR	18,602	374,830
Grupo Financiero Galicia SA, Class B ADR	37,200	2,446,272
IRSA Inversiones y Representaciones SA	119,544	276,697
Ledesma SAAI(1)	259,501	180,451
MercadoLibre, Inc.	18,200	6,486,298
Molinos Agro SA	18,283	143,481
Molinos Rio de la Plata SA, Class B(1)	75,026	189,680
Pampa Energia SA ADR(1)	67,360	4,014,656
Siderar SAIC	2,005,200	1,384,408
Transportadora de Gas del Sur SA(1)	252,923	1,028,878
YPF SA ADR	101,600	2,196,592

		$25,339,791

Bahrain — 0.6%
Ahli United Bank BSC	16,087,976	$11,215,457
Al Salam Bank-Bahrain BSC	14,953,766	4,841,042
GFH Financial Group BSC	11,232,727	4,145,480
Ithmaar Holding BSC(1)	21,954,746	2,474,232

		$22,676,211

Bangladesh — 0.7%
ACI, Ltd.	124,952	$601,061
Aftab Automobiles, Ltd.	378,354	253,599
Al-Arafah Islami Bank, Ltd.	2,070,941	585,758
Bangladesh Export Import Co., Ltd.	4,835,385	1,409,716
Bangladesh Submarine Cable Co., Ltd.	274,602	303,506
BBVA Banco Frances SA	76,594	576,177
Beximco Pharmaceuticals, Ltd.	522,666	643,919
BRAC Bank, Ltd.	382,317	443,740
British American Tobacco Bangladesh Co., Ltd.	41,583	1,695,658
BSRM Steels, Ltd.	1,250,000	1,102,588
City Bank, Ltd. (The)	889,331	424,168
Grameenphone, Ltd.	656,933	3,643,737
Heidelberger Cement Bangladesh, Ltd.	103,700	470,412
Islami Bank Bangladesh, Ltd.	1,587,087	520,193
Jamuna Oil Co., Ltd.	212,850	456,846
Khulna Power Co., Ltd.	972,814	634,111
LafargeHolcim Bangladesh, Ltd.	396,773	271,297
LankaBangla Finance, Ltd.	1,102,357	389,438
Malek Spinning Mills, Ltd.	1,020,000	234,725
Meghna Petroleum, Ltd.	210,100	450,853
National Bank, Ltd.(1)	5,261,530	717,541
Olympic Industries, Ltd.	351,256	1,164,753
Padma Oil Co., Ltd.	175,100	453,680

Security	Shares	Value
Pubali Bank, Ltd.	1,922,327	$559,989
Renata, Ltd.	26,401	391,994
Singer Bangladesh, Ltd.	165,593	354,645
Social Islami Bank, Ltd.	2,576,175	602,410
Southeast Bank, Ltd.	1,909,500	416,858
Square Pharmaceuticals, Ltd.	609,170	2,262,888
Summit Power, Ltd.	1,464,390	612,955
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	759,573
Unique Hotel & Resorts, Ltd.	1,004,743	713,006
United Airways Bangladesh, Ltd.(1)	7,278,815	410,966
United Commercial Bank, Ltd.	1,270,726	271,301

		$24,804,061

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,308,506	$832,519
Botswana Insurance Holdings, Ltd.	801,726	1,508,922
First National Bank of Botswana, Ltd.	7,511,600	1,747,588
Letshego Holdings, Ltd.	16,310,999	3,171,190
Sechaba Breweries Holdings, Ltd.	1,086,400	2,146,721
Sefalana Holding Co.	991,000	931,486
Standard Chartered Bank Botswana, Ltd.	850,790	420,289

		$10,758,715

Brazil — 6.2%
Aliansce Shopping Centers SA(1)	151,300	$860,656
AMBEV SA	1,736,625	12,661,274
B2W Cia Digital(1)	263,000	2,042,533
B3 SA - Brasil Bolsa Balcao	146,123	1,181,306
Banco Bradesco SA, PFC Shares	748,741	8,958,267
Banco do Brasil SA	312,199	3,879,969
BR Malls Participacoes SA	1,181,500	4,169,221
Braskem SA, PFC Shares	194,800	2,832,210
BRF SA(1)	289,766	2,003,773
BRF SA ADR(1)	25,600	177,152
CCR SA	887,700	3,361,023
Centrais Eletricas Brasileiras SA, PFC Shares	371,782	2,713,943
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	288,860
Cia Brasileira de Distribuicao, PFC Shares	43,256	871,946
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,329,416
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	1,349,166
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	798,919
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	1,717,608
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	437,899
Cia Hering	155,800	974,030
Cia Paranaense de Energia, PFC Shares	107,100	846,043
Cia Siderurgica Nacional SA(1)	147,100	392,094
Cia Siderurgica Nacional SA ADR(1)	62,200	163,586
Cielo SA	2,190,038	13,724,844
Construtora Tenda SA(1)	62,686	500,318
Cosan SA Industria e Comercio	137,900	1,733,853
CPFL Energia SA(1)	468,491	3,534,844
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	532,710
Duratex SA	335,583	1,204,519
EcoRodovias Infraestrutura e Logistica SA	146,900	389,337
EDP-Energias do Brasil SA	344,100	1,387,260
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	205,868	1,113,693

Security	Shares	Value
Embraer SA	805,332	$5,256,752
Embraer SA ADR	26,152	679,952
Engie Brasil Energia SA	182,700	2,167,088
Equatorial Energia SA	197,000	4,266,459
Estacio Participacoes SA	275,300	2,916,065
Even Construtora e Incorporadora SA(1)	652,400	1,033,501
Ez Tec Empreendimentos e Participacoes SA	143,494	1,003,148
Fibria Celulose SA	24,585	484,261
Fibria Celulose SA ADR	54,900	1,070,550
Fleury SA	118,800	976,611
Gafisa SA(1)	62,686	193,672
Gerdau SA ADR	170,900	796,394
Gerdau SA, PFC Shares	227,900	1,069,969
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	1,589,592
Hypera SA	279,600	3,062,393
Iguatemi Empresa de Shopping Centers SA	101,600	1,208,201
Itau Unibanco Holding SA, PFC Shares	623,775	9,694,496
Itausa-Investimentos Itau SA, PFC Shares	1,121,322	4,683,709
JBS SA	444,227	1,258,090
Klabin SA	255,400	1,601,351
Klabin SA, PFC Shares	981,500	989,988
Kroton Educacional SA	870,432	3,585,659
Light SA(1)	123,900	508,518
Localiza Rent a Car SA	768,528	6,685,585
Lojas Americanas SA, PFC Shares	642,690	3,667,564
Lojas Renner SA	334,150	3,476,670
Marcopolo SA, PFC Shares	786,900	929,564
MRV Engenharia e Participacoes SA	476,800	2,346,848
Multiplan Empreendimentos Imobiliarios SA	128,100	2,664,862
Multiplus SA	91,200	852,207
Natura Cosmeticos SA	82,900	803,526
Odontoprev SA	683,800	3,092,318
Oi SA ADR(1)	315,800	305,410
Oi SA, PFC Shares(1)	888,684	947,513
Petroleo Brasileiro SA(1)	275,200	1,947,227
Petroleo Brasileiro SA ADR(1)	187,400	2,434,326
Petroleo Brasileiro SA, PFC Shares(1)	2,348,100	15,227,497
Qualicorp SA	577,500	3,897,288
Randon SA Implementos e Participacoes, PFC Shares	198,512	518,911
Suzano Papel e Celulose SA	371,100	3,749,836
Telefonica Brasil SA ADR	298,900	4,591,104
Telefonica Brasil SA, PFC Shares	214,905	3,280,744
TIM Participacoes SA	1,725,444	7,525,903
Totvs SA	238,900	2,084,753
Transmissora Alianca de Energia Electrica SA	134,400	884,615
Ultrapar Participacoes SA	242,648	5,212,436
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	750,503
Vale SA	1,252,287	16,010,854
Weg SA	903,920	6,190,502

		$228,307,257

Bulgaria — 0.1%
Albena AD(1)	3,379	$122,621
Bulgartabak Holding	3,450	51,116

Security	Shares	Value
CB First Investment Bank AD(1)	54,000	$146,694
Chimimport AD	825,588	1,179,077
Industrial Holding Bulgaria PLC(1)	576,865	361,833
Petrol AD(1)	19,051	15,579
Sopharma AD	303,500	789,675

		$2,666,595

Chile — 2.9%
AES Gener SA	1,713,702	$481,988
Aguas Andinas SA, Series A	2,872,891	1,874,348
Almendral SA	7,092,000	575,440
AntarChile SA	73,000	1,317,723
Banco de Chile	29,664,258	5,001,024
Banco de Chile ADR	4,043	406,645
Banco de Credito e Inversiones SA	61,015	4,556,474
Banco Santander Chile ADR	118,249	3,962,524
Besalco SA	596,000	690,823
Cap SA	86,946	1,003,500
Cencosud SA	1,993,533	6,103,730
Cia Cervecerias Unidas SA ADR	119,300	3,508,613
Cia Sud Americana de Vapores SA(1)	10,829,733	469,844
Colbun SA	5,553,984	1,333,085
Embotelladora Andina SA, Series A ADR	25,100	638,795
Embotelladora Andina SA, Series A, PFC Shares	179,519	772,892
Embotelladora Andina SA, Series B ADR	49,672	1,453,899
Empresa Nacional de Telecomunicaciones SA	300,687	3,482,871
Empresas CMPC SA	1,633,649	6,221,879
Empresas COPEC SA	887,267	13,810,746
Enel Americas SA	7,896,770	1,855,525
Enel Americas SA ADR	140,171	1,628,787
Enel Chile SA	4,683,503	607,095
Enel Chile SA ADR	140,171	897,094
Enel Generacion Chile SA ADR	67,659	1,609,608
Engie Energia Chile SA	253,400	558,076
Forus SA	64,662	256,967
Inversiones Aguas Metropolitanas SA	613,640	1,127,903
Itau CorpBanca	145,664,426	1,398,996
Latam Airlines Group SA	169,643	2,654,594
Latam Airlines Group SA ADR	248,748	3,828,232
Masisa SA(1)	3,179,276	279,180
Parque Arauco SA	818,312	2,454,665
Quinenco SA	457,241	1,536,251
Ripley Corp. SA	1,334,100	1,365,404
S.A.C.I. Falabella	1,179,842	11,311,948
Salfacorp SA	1,194,378	2,312,018
Sigdo Koppers SA	678,341	1,314,222
Sociedad Matriz SAAM SA	6,677,681	685,460
Sociedad Quimica y Minera de Chile SA ADR	107,600	5,288,540
Sociedad Quimica y Minera de Chile SA, Series A	19,125	939,994
Sonda SA	1,859,824	3,609,395
Vina Concha y Toro SA	146,373	312,694
Vina Concha y Toro SA ADR	26,701	1,134,792

		$106,634,283

China — 12.7%
3SBio, Inc.(1)(2)	527,000	$1,200,359

Security	Shares	Value
AECC Aviation Power Co., Ltd.	66,500	$290,693
Agile Group Holdings, Ltd.	486,000	1,013,514
Agricultural Bank of China, Ltd., Class H	1,705,000	979,084
Air China, Ltd., Class H	1,770,000	2,285,834
Aisino Corp.	73,800	270,836
Alibaba Group Holding, Ltd. ADR(1)	19,000	3,487,260
Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	3,344,681
Angang Steel Co., Ltd., Class H	1,148,000	1,113,828
Anhui Conch Cement Co., Ltd., Class H	1,450,500	7,982,044
ANTA Sports Products, Ltd.	887,000	4,527,963
AVIC Aircraft Co., Ltd., Class A	162,200	428,735
Baidu, Inc. ADR(1)	29,700	6,628,743
Bank of Beijing Co., Ltd.	395,520	436,619
Bank of China, Ltd., Class H	5,324,000	2,908,283
Bank of Communications, Ltd., Class H	2,201,300	1,740,327
Bank of Nanjing Co., Ltd.	294,427	387,419
Bank of Ningbo Co., Ltd., Class A	87,300	269,689
BBMG Corp., Class H	3,378,000	1,539,350
BeiGene, Ltd. ADR(1)	6,425	1,079,400
Beijing Capital Co., Ltd.	323,000	272,555
Beijing Capital International Airport Co., Ltd., Class H	596,000	804,945
Beijing Enterprises Holdings, Ltd.	223,500	1,176,970
Beijing Enterprises Water Group, Ltd.	3,456,000	1,944,492
Beijing Orient Landscape & Environment Co., Ltd., Class A	94,800	302,994
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	48,600	323,514
Beijing Originwater Technology Co., Ltd., Class A	82,900	235,871
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	46,600	239,469
Beijing Tongrentang Co., Ltd.	47,000	252,233
Beijing Water Business Doctor Co., Ltd., Class A	73,000	196,164
Beijing Xinwei Technology Group Co., Ltd.(3)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	162,896
BOE Technology Group Co., Ltd., Class A	911,100	784,217
BYD Co., Ltd., Class H	575,000	4,578,679
Cangzhou Mingzhu Plastic Co., Ltd., Class A	127,500	192,948
CGN Power Co., Ltd., Class H(2)	6,329,000	1,646,522
Changchun High & New Technology Industries, Inc., Class A	10,400	301,114
Changjiang Securities Co., Ltd., Class A	141,300	162,733
Chengdu Xingrong Environment Co., Ltd., Class A	238,200	191,536
China Agri-Industries Holdings, Ltd.	2,380,000	1,052,125
China Baoan Group Co., Ltd., Class A	175,040	169,489
China Biologic Products Holdings, Inc.(1)	21,900	1,773,900
China Bluechemical, Ltd., Class H	1,348,000	380,992
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,172,368
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,122,593
China Coal Energy Co., Ltd., Class H	2,861,000	1,150,827
China Communications Construction Co., Ltd., Class H	1,677,000	1,734,161
China Communications Services Corp., Ltd., Class H	2,166,000	1,303,302
China Construction Bank Corp., Class H	6,290,580	6,570,535
China Dongxiang Group Co., Ltd.	3,981,000	696,025
China Eastern Airlines Corp., Ltd., Class H	1,436,000	1,053,038
China Everbright Bank Co., Ltd.	341,400	223,924
China Everbright International, Ltd.	1,156,000	1,632,246
China Everbright, Ltd.	456,000	963,233
China Evergrande Group(1)	1,971,000	6,299,946

Security	Shares	Value
China Fortune Land Development Co., Ltd.	52,400	$282,408
China Gas Holdings, Ltd.	1,086,000	3,981,462
China Gezhouba Group Co., Ltd.	152,700	211,593
China Hongqiao Group, Ltd.	764,000	839,430
China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,750,000	0
China International Marine Containers Co., Ltd.	413,812	648,946
China International Travel Service Corp., Ltd.	62,976	541,048
China Life Insurance Co., Ltd., Class H	654,000	1,828,446
China Longyuan Power Group Corp., Ltd., Class H	3,801,000	2,935,441
China Medical System Holdings, Ltd.	702,000	1,608,199
China Mengniu Dairy Co., Ltd.	1,943,000	6,705,440
China Merchants Bank Co., Ltd., Class H	332,500	1,380,163
China Merchants Port Holdings Co., Ltd.	790,000	1,755,431
China Merchants Securities Co., Ltd.	76,998	213,384
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(3)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	864,100	847,503
China Mobile, Ltd.	2,309,900	21,171,137
China Modern Dairy Holdings, Ltd.(1)	2,514,000	432,216
China Molybdenum Co., Ltd., Class H	4,218,000	3,232,531
China National Building Material Co., Ltd., Class H	2,156,000	2,372,195
China National Nuclear Power Co., Ltd.	227,000	242,491
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	385,326
China Oilfield Services, Ltd., Class H	756,000	793,067
China Overseas Land & Investment, Ltd.	1,874,360	6,572,981
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,283,265
China Petroleum & Chemical Corp., Class H	12,211,800	10,832,878
China Power International Development, Ltd.	2,268,000	586,388
China Railway Construction Corp., Ltd., Class H	947,500	953,484
China Railway Group, Ltd., Class H	2,265,000	1,577,471
China Resources Beer Holdings Co., Ltd.	1,152,000	5,021,838
China Resources Cement Holdings, Ltd.	870,000	761,034
China Resources Gas Group, Ltd.	610,000	2,133,167
China Resources Land, Ltd.	1,277,111	4,692,946
China Resources Pharmaceutical Group, Ltd.(2)	278,000	391,042
China Resources Phoenix Healthcare Holdings Co., Ltd.	803,000	975,692
China Resources Power Holdings Co., Ltd.	1,777,000	3,258,025
China Shenhua Energy Co., Ltd., Class H	1,654,500	4,152,348
China Shipbuilding Industry Co., Ltd.(1)	375,300	314,150
China South City Holdings, Ltd.	1,106,000	251,428
China Southern Airlines Co., Ltd., Class H	2,064,500	2,157,534
China Sports Industry Group Co., Ltd.	69,000	128,668
China State Construction Engineering Corp., Ltd.	236,800	332,085
China Taiping Insurance Holdings Co., Ltd.	277,000	930,508
China Telecom Corp., Ltd., Class H	7,572,000	3,358,424
China Travel International Investment Hong Kong, Ltd.	1,660,000	592,756
China Unicom (Hong Kong), Ltd.(1)	2,590,290	3,313,760
China United Network Communications, Ltd., Class A(1)	808,166	747,976
China Vanke Co., Ltd., Class H	723,217	3,330,148
China Yangtze Power Co., Ltd.	236,900	608,512
Chongqing Changan Automobile Co., Ltd., Class A	98,738	175,842
CIFI Holdings Group Co., Ltd.	990,000	874,607
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	156,961
CITIC, Ltd.	628,000	884,324
CNOOC, Ltd.	7,777,500	11,516,055

Security	Shares	Value
COFCO Tunhe Sugar Co., Ltd.	116,500	$143,699
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	711,582
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	918,788
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,365,960
COSCO SHIPPING Ports, Ltd.	1,128,000	952,336
Country Garden Holdings Co., Ltd.	3,985,000	8,319,916
CSPC Pharmaceutical Group, Ltd.	3,430,000	9,245,607
Ctrip.com International, Ltd. ADR(1)	128,600	5,995,332
Daqin Railway Co., Ltd.	164,362	218,118
Datang International Power Generation Co., Ltd., Class H(1)	3,276,000	989,009
Deluxe Family Co., Ltd.	311,800	283,492
DHC Software Co., Ltd., Class A	183,200	237,939
Dong-E-E-Jiao Co., Ltd., Class A	55,200	537,695
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,040,685
Dr Peng Telecom & Media Group Co., Ltd.	145,878	349,705
East Money Information Co., Ltd., Class A	94,800	247,657
Fullshare Holdings, Ltd.	3,655,000	2,026,662
GD Power Development Co., Ltd.	566,200	268,751
GEM Co., Ltd., Class A	217,400	256,784
Gemdale Corp.	247,101	474,585
GoerTek, Inc., Class A	63,700	139,730
Golden Eagle Retail Group, Ltd.	516,000	592,797
Great Wall Motor Co., Ltd., Class H	2,510,250	2,544,123
Gree Electric Appliances, Inc. of Zhuhai, Class A	129,000	970,621
Greentown China Holdings, Ltd.	235,500	322,067
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	338,804
Guangdong Golden Dragon Development, Inc., Class A	98,800	244,376
Guangdong Investment, Ltd.	2,988,000	4,733,788
Guangdong Shaoneng Group Co., Ltd., Class A	215,400	237,930
Guangdong Wens Foodstuffs Group Co., Ltd., Class A	188,528	635,471
Guanghui Energy Co., Ltd.	682,345	448,254
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	3,251,948
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	651,468
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,695,540
Guosen Securities Co., Ltd., Class A	176,600	305,153
Guoxuan High-Tech Co., Ltd., Class A	63,830	223,112
Guoyuan Securities Co., Ltd., Class A	159,500	233,250
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	397,202
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	111,200	740,364
Harbin Pharmaceutical Group Co., Ltd.	150,695	125,550
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	250,082
Hengan International Group Co., Ltd.	502,000	4,679,757
Hengtong Optic-electric Co., Ltd.	70,400	415,905
Hesteel Co., Ltd., Class A	284,800	160,133
Huabao International Holdings, Ltd.	492,000	328,397
Huadian Fuxin Energy Corp., Ltd.	820,000	211,470
Huadian Power International Corp., Ltd., Class H	2,642,000	1,021,183
Huadong Medicine Co., Ltd., Class A	65,000	658,245
Hualan Biological Engineering, Inc., Class A	62,200	292,270
Huaneng Power International, Inc., Class H	7,022,000	4,743,714
Huaneng Renewables Corp., Ltd., Class H	2,704,000	1,018,144
Huatai Securities Co., Ltd.	73,700	202,086
Huaxia Bank Co., Ltd.	287,622	411,502
Huayu Automotive Systems Co., Ltd.	82,100	310,489

Security	Shares	Value
Hubei Energy Group Co., Ltd., Class A	272,100	$188,376
Humanwell Healthcare Group Co., Ltd.	69,600	169,552
Hundsun Technologies, Inc.	33,750	312,673
Iflytek Co., Ltd., Class A	25,300	240,619
iKang Healthcare Group, Inc. ADR(1)	14,800	295,260
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	4,109,055
Industrial Bank Co., Ltd.	179,000	483,839
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	737,800	257,927
Inner Mongolia Yili Industrial Group Co., Ltd.	113,200	506,287
JD.com, Inc. ADR(1)	39,400	1,595,306
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	248,411
Jiangsu Expressway Co., Ltd., Class H	796,000	1,130,138
Jiangsu Hengrui Medicine Co., Ltd.	49,320	653,478
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	25,000	431,673
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	311,180
Jiangxi Copper Co., Ltd., Class H	1,415,000	2,037,903
Jiangxi Ganfeng Lithium Co., Ltd., Class A	24,600	309,038
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	64,100	209,463
Jinyu Bio-Technology Co., Ltd.	56,700	254,727
Jizhong Energy Resources Co., Ltd., Class A	283,400	233,331
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	90,800	340,910
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)(3)	321,500	203,987
Kangde Xin Composite Material Group Co., Ltd., Class A(3)	113,300	356,015
Kangmei Pharmaceutical Co., Ltd.	106,000	378,974
Kingboard Chemical Holdings, Ltd.	421,200	1,947,288
Kingfa Sci & Tech Co., Ltd.	171,400	163,656
Kunlun Energy Co., Ltd.	1,678,000	1,457,291
Kweichow Moutai Co., Ltd.	10,010	1,105,092
KWG Property Holding, Ltd.	618,500	859,712
Lee & Man Paper Manufacturing, Ltd.	876,000	935,374
Lenovo Group, Ltd.	2,596,000	1,335,203
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	351,753
Leyou Technologies Holdings, Ltd.(1)	1,240,000	256,417
Li Ning Co., Ltd.(1)	1,892,312	1,948,377
Liaoning Cheng Da Co., Ltd.(1)	72,015	207,599
Longfor Properties Co., Ltd.	841,000	2,593,057
LONGi Green Energy Technology Co., Ltd.	67,601	366,283
Lonking Holdings, Ltd.	2,438,000	1,048,750
Luxshare Precision Industry Co., Ltd., Class A	153,300	597,615
Luye Pharma Group, Ltd.	1,117,000	1,077,116
Luzhou Laojiao Co., Ltd., Class A	31,300	283,544
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,099,000	911,118
Midea Group Co., Ltd., Class A	96,300	855,135
MMG, Ltd.(1)	796,000	493,671
NARI Technology Co., Ltd.	85,600	228,787
NavInfo Co., Ltd., Class A	64,800	257,935
NetEase, Inc. ADR	11,000	3,084,290
Neusoft Corp.	74,400	168,462
New Hope Liuhe Co., Ltd., Class A	264,326	305,996
New Oriental Education & Technology Group, Inc. ADR	135,000	11,832,750
Nine Dragons Paper Holdings, Ltd.	1,412,000	2,140,030
O-film Tech Co., Ltd., Class A	65,793	211,893
Offshore Oil Engineering Co., Ltd.	168,800	166,877
Oriental Energy Co., Ltd., Class A	137,900	249,976

Security	Shares	Value
Parkson Retail Group, Ltd.(1)	1,024,000	$119,318
PetroChina Co., Ltd., Class H	10,100,300	7,015,845
PICC Property & Casualty Co., Ltd., Class H	342,000	604,324
Ping An Bank Co., Ltd., Class A	457,200	808,265
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	4,923,344
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	221,874
Poly Property Group Co., Ltd.(1)	1,579,000	784,292
Poly Real Estate Group Co., Ltd., Class A	292,400	645,567
Power Construction Corp. of China, Ltd.	186,917	199,883
Qingdao Haier Co., Ltd.	135,829	388,582
Qinghai Salt Lake Industry Co., Ltd., Class A	106,500	215,213
Qingling Motors Co., Ltd., Class H	1,448,966	476,573
SAIC Motor Corp., Ltd.	90,100	474,558
Sanan Optoelectronics Co., Ltd.	132,000	490,571
Sany Heavy Industry Co., Ltd.	219,800	278,154
SDIC Power Holdings Co., Ltd.	200,900	226,312
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,642,299
Shandong Gold Mining Co., Ltd.	44,309	204,752
Shandong Nanshan Aluminum Co., Ltd.	409,500	208,148
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,146,200
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,886	173,284
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	572,022
Shanghai Fosun Pharmaceutical Group Co., Ltd.	298,000	1,846,158
Shanghai Industrial Holdings, Ltd.	291,000	763,646
Shanghai Jahwa United Co., Ltd.	50,376	320,726
Shanghai Oriental Pearl Group Co., Ltd.	65,600	170,446
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	537,000	1,445,515
Shanghai Pudong Development Bank Co., Ltd.	221,426	410,467
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,400	161,469
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	258,158
Shanxi Securities Co., Ltd., Class A	168,700	210,232
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	294,276
Shenergy Co., Ltd.	227,799	209,169
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	282,022
Shenzhen Energy Group Co., Ltd., Class A	241,960	223,936
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	325,064
Shenzhen Investment, Ltd.	1,384,000	591,054
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	236,260
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	374,711
Shenzhen Sunway Communication Co., Ltd., Class A	52,400	304,954
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	146,493	219,910
Shimao Property Holdings, Ltd.	835,500	2,396,289
Shui On Land, Ltd.	1,556,500	426,022
Siasun Robot & Automation Co., Ltd., Class A(1)	69,900	222,145
Sichuan Changhong Electric Co., Ltd.	307,800	153,295
Sichuan Chuantou Energy Co., Ltd.	152,000	216,911
Sihuan Pharmaceutical Holdings Group, Ltd.	7,377,000	2,205,960
SINA Corp.(1)	25,700	2,679,739
Sino Biopharmaceutical, Ltd.	4,803,000	9,545,444
Sino-Ocean Group Holding, Ltd.	1,881,500	1,377,723
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	729,803
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	2,237,657
Sinopharm Group Co., Ltd., Class H	1,076,000	5,392,735
SOHO China, Ltd.	381,500	200,945

Security	Shares	Value
Sohu.com, Inc.(1)	8,700	$269,004
Sun Art Retail Group, Ltd.	1,281,000	1,499,044
Sunac China Holdings, Ltd.	1,547,000	6,079,242
Suning.com Co., Ltd, Class A	138,200	311,167
Tasly Pharmaceutical Group Co., Ltd.	59,269	406,983
TBEA Co., Ltd.	168,219	236,425
TCL Corp., Class A	372,800	206,283
Tencent Holdings, Ltd.	509,800	27,365,829
Tianqi Lithium Corp., Class A	31,855	296,385
Tibet Water Resources, Ltd.(1)	528,000	208,680
Tingyi (Cayman Islands) Holding Corp.	1,416,000	2,943,600
Tonghua Dongbao Pharmaceutical Co., Ltd.	89,028	355,799
Tongling Nonferrous Metals Group Co., Ltd., Class A(1)	443,200	186,854
TravelSky Technology, Ltd., Class H	1,218,000	3,557,640
Tsinghua Tongfang Co., Ltd.	106,100	173,524
Tsingtao Brewery Co., Ltd., Class H	874,000	4,590,020
Tus-Sound Environmental Resources Co., Ltd., Class A	56,200	251,736
Uni-President China Holdings, Ltd.	290,000	251,635
United Laboratories International Holdings, Ltd. (The)(1)	362,000	376,658
Wanhua Chemical Group Co., Ltd.(3)	52,720	254,328
Want Want China Holdings, Ltd.	4,145,000	3,334,710
Weibo Corp. ADR(1)	5,140	614,436
Weichai Power Co., Ltd., Class H	907,200	1,025,995
Western Mining Co., Ltd.	274,000	298,890
Western Securities Co., Ltd., Class A	166,539	258,119
WH Group, Ltd.(2)	3,991,500	4,276,835
Wintime Energy Co., Ltd.(3)	659,389	281,710
Wuliangye Yibin Co., Ltd., Class A	107,600	1,165,564
Xinhu Zhongbao Co., Ltd.(1)	301,800	225,044
Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	202,900
Yang Quan Coal Industry Group Co., Ltd.(1)	189,257	220,251
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,538,642
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,923,076
Yonghui Superstores Co., Ltd.	140,200	223,440
Youngor Group Co., Ltd.	201,880	270,472
Yuan Longping High-tech Agriculture Co., Ltd., Class A	84,332	345,657
Yuexiu Property Co., Ltd.	3,386,000	805,267
Yunnan Baiyao Group Co., Ltd., Class A	40,421	642,883
Yunnan Chihong Zinc & Germanium Co., Ltd.(1)	222,100	228,151
Zhaojin Mining Industry Co., Ltd., Class H	409,500	323,967
Zhejiang China Commodities City Group Co., Ltd.	354,157	303,968
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	386,162
Zhejiang Expressway Co., Ltd., Class H	870,000	892,260
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,400	281,195
Zhejiang Longsheng Group Co., Ltd.	155,000	278,323
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A(3)	84,800	133,810
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	217,744
Zhengzhou Yutong Bus Co., Ltd.	66,400	238,369
Zhongjin Gold Corp., Ltd.	120,570	177,991
Zhuzhou CRRC Times Electric Co., Ltd., Class H	288,000	1,402,594
Zijin Mining Group Co., Ltd., Class H	7,732,000	3,519,637
ZTE Corp., Class H(1)	708,739	2,333,896

		$466,520,782

Security	Shares	Value
Colombia — 1.5%
Almacenes Exito SA	569,955	$3,361,724
Avianca Holdings SA, PFC Shares	614,449	657,539
Banco Davivienda SA, PFC Shares	190,600	2,054,670
Banco de Bogota SA	69,328	1,685,274
Bancolombia SA	86,292	933,317
Bancolombia SA ADR, PFC Shares	127,200	5,344,944
Bolsa de Valores de Colombia	85,691,900	696,193
Celsia SA ESP	833,260	1,346,488
Cementos Argos SA	509,458	1,766,837
Cementos Argos SA, PFC Shares	190,626	575,141
Cemex Latam Holdings SA(1)	266,452	848,737
Corporacion Financiera Colombiana SA	161,465	1,375,370
Ecopetrol SA	4,549,600	4,258,035
Ecopetrol SA ADR	425,800	8,230,714
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	322,216
Fabricato SA(1)	34,115,900	101,344
Grupo Argos SA	466,160	3,139,922
Grupo Argos SA, PFC Shares	147,122	863,547
Grupo Aval Acciones y Valores SA	1,723,100	729,249
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,354,107
Grupo de Inversiones Suramericana SA	365,800	4,880,720
Grupo Energia Bogota SA ESP	2,602,208	1,890,612
Grupo Nutresa SA	450,615	4,189,952
Interconexion Electrica SA	945,400	4,506,964
Odinsa SA(3)	53,817	202,243
Organizacion Terpel SA	13,768	61,891

		$55,377,750

Croatia — 0.7%
AD Plastik DD	51,587	$1,588,110
Adris Grupa DD, PFC Shares	45,976	3,221,241
Atlantic Grupa DD	15,350	2,467,311
Atlantska Plovidba DD(1)	13,025	1,224,349
Ericsson Nikola Tesla DD	5,610	1,079,566
Hrvatski Telekom DD	284,978	7,741,119
Koncar-Elektroindustrija DD	7,227	783,018
Kras DD	3,067	217,410
Ledo DD(1)(3)	983	63,124
Petrokemija DD(1)	5,816	12,735
Podravka Prehrambena Industrija DD	50,437	2,170,926
Privredna Banka Zagreb DD	3,310	437,143
Valamar Riviera DD	643,639	4,272,591
Zagrebacka Banka DD	30,550	293,965

		$25,572,608

Czech Republic — 0.6%
CEZ AS	348,557	$8,681,117
Komercni Banka AS	237,911	10,851,233
New World Resources PLC, Class A(1)(3)	860,500	0
Philip Morris CR AS	2,867	2,380,294

		$21,912,644

Security	Shares	Value
Egypt — 0.7%
Alexandria Mineral Oils Co.	1,324,759	$783,522
Commercial International Bank Egypt SAE	1,127,929	5,703,394
Eastern Tobacco	95,161	3,210,234
Egypt Kuwait Holding Co. SAE	873,388	865,181
Egyptian Financial Group-Hermes Holding Co.	473,418	682,290
Egyptian International Pharmaceuticals EIPICO	85,424	702,625
Egyptian Resorts Co.(1)	2,375,648	326,548
ElSewedy Electric Co.	281,540	3,531,917
Ezz Steel(1)	740,231	1,104,047
Global Telecom Holding SAE(1)	6,446,866	2,375,065
Juhayna Food Industries	1,017,936	663,601
Maridive & Oil Services SAE(1)	787,652	386,892
Medinet Nasr Housing	1,851,070	1,269,491
Orascom Telecom Media and Technology Holding SAE	8,189,110	415,237
Oriental Weavers Co.	756,427	682,747
Pioneers Holding(1)	516,023	288,803
Sidi Kerir Petrochemicals Co.	616,480	1,050,967
Six of October Development & Investment Co.(1)	275,153	430,124
Talaat Moustafa Group	3,963,160	2,584,437
Telecom Egypt	1,189,277	836,918

		$27,894,040

Estonia — 0.4%
AS Baltika(1)	226,000	$73,686
AS Merko Ehitus	75,000	1,062,163
AS Tallink Grupp	5,354,470	7,181,448
AS Tallinna Kaubamaja Grupp	202,800	2,507,400
AS Tallinna Vesi	35,235	464,210
Nordecon AS	223,282	335,654
Olympic Entertainment Group AS	803,899	1,879,410

		$13,503,971

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$117,093
CAL Bank, Ltd.(1)	4,406,554	1,521,718
Ghana Commercial Bank, Ltd.	1,384,370	1,904,582
Produce Buying Co., Ltd.(1)	189,100	1,866
Societe Generale Ghana, Ltd.(1)	814,000	424,826
Standard Chartered Bank of Ghana, Ltd.	242,700	1,928,541
Unilever Ghana, Ltd.	249,000	942,811

		$6,841,437

Greece — 1.5%
Aegean Airlines SA	64,124	$707,213
Aegean Marine Petroleum Network, Inc.	90,611	203,875
Alpha Bank AE(1)	1,871,973	3,998,095
Athens Water Supply & Sewage Co. SA	210,831	1,549,922
Costamare, Inc.	143,445	895,097
Diana Shipping, Inc.(1)	354,520	1,297,543
Ellaktor SA(1)	292,801	565,405
Eurobank Ergasias SA(1)	2,893,755	2,751,622
FF Group(1)	63,075	1,227,793
GasLog, Ltd.	84,616	1,391,933
GEK Terna Holding Real Estate Construction SA(1)	120,661	726,577
Hellenic Exchanges - Athens Stock Exchange SA	114,224	654,013

Security	Shares	Value
Hellenic Petroleum SA	132,875	$1,285,550
Hellenic Telecommunications Organization SA	715,655	9,701,149
Holding Co. ADMIE IPTO SA(1)	970,278	2,106,336
Intralot SA(1)	260,400	369,772
JUMBO SA	154,850	2,770,351
Marfin Investment Group Holdings SA(1)	1,699,487	378,608
Motor Oil (Hellas) Corinth Refineries SA	170,500	3,850,585
Mytilineos Holdings SA(1)	431,170	4,622,565
National Bank of Greece SA(1)	1,340,996	433,877
Navios Maritime Acquisition Corp.	191,284	160,679
Navios Maritime Holdings, Inc.(1)	668,237	600,010
OPAP SA	324,524	3,719,487
Public Power Corp. SA(1)	970,278	3,092,703
StealthGas, Inc.(1)	81,587	327,164
Terna Energy SA	126,318	774,489
Titan Cement Co. SA	210,674	5,244,524
Tsakos Energy Navigation, Ltd.	201,900	666,270
Viohalco SA(1)	184,517	794,901

		$56,868,108

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,327,936	$2,369,770
MOL Hungarian Oil & Gas PLC	740,736	8,081,945
OTP Bank PLC	226,778	10,189,558
Richter Gedeon Nyrt.	309,705	6,472,073

		$27,113,346

India — 5.8%
ABB India, Ltd.	33,400	$664,099
ACC, Ltd.	54,200	1,254,409
Adani Enterprises, Ltd.	119,200	291,907
Adani Ports and Special Economic Zone, Ltd.	719,546	3,955,977
Adani Power, Ltd.(1)	518,864	192,859
Aditya Birla Capital, Ltd.(1)	55,662	125,535
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	321,170
Ambuja Cements, Ltd.	468,923	1,697,789
Apollo Hospitals Enterprise, Ltd.	61,400	1,000,831
Ashok Leyland, Ltd.	820,626	1,842,952
Asian Paints, Ltd.	182,388	3,143,906
Aurobindo Pharma, Ltd.	119,800	1,040,413
Axis Bank, Ltd.	157,800	1,245,265
Bajaj Auto, Ltd.	42,600	1,804,564
Bajaj Holdings & Investment, Ltd.	11,100	456,154
Balrampur Chini Mills, Ltd.	262,700	304,176
Bharat Forge, Ltd.	86,272	931,821
Bharat Heavy Electricals, Ltd.	555,450	698,124
Bharat Petroleum Corp., Ltd.	183,600	1,212,571
Bharti Airtel, Ltd.	1,940,801	11,913,471
Bharti Infratel, Ltd.	158,000	818,591
Biocon, Ltd.	235,200	2,155,561
Bosch, Ltd.	3,900	1,092,744
Cadila Healthcare, Ltd.	78,069	456,210
Century Textiles & Industries, Ltd.	50,000	882,714

Security	Shares	Value
CESC, Ltd.	24,742	$366,020
Cipla, Ltd.	207,400	1,740,551
Coal India, Ltd.	372,500	1,614,395
Colgate-Palmolive (India), Ltd.	46,200	745,997
Container Corp. of India, Ltd.	87,375	1,678,427
Cummins India, Ltd.	79,700	851,975
Dabur India, Ltd.	278,000	1,395,289
Divi’s Laboratories, Ltd.	49,800	839,519
DLF, Ltd.	853,042	2,665,299
Dr. Reddy’s Laboratories, Ltd.	24,300	778,009
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	415,163
Eicher Motors, Ltd.	5,359	2,353,567
GAIL (India), Ltd.	558,053	2,837,942
GAIL (India), Ltd.	186,018	941,187
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	257,862
Glenmark Pharmaceuticals, Ltd.	114,000	924,534
Godrej Consumer Products, Ltd.	28,750	484,338
Grasim Industries, Ltd.	39,759	640,696
Great Eastern Shipping Co., Ltd. (The)	56,700	287,642
Havells India, Ltd.	93,600	705,212
HCL Technologies, Ltd.	193,371	2,869,129
HDFC Bank, Ltd.	198,400	5,791,532
Hero MotoCorp, Ltd.	51,542	2,806,704
Hindalco Industries, Ltd.	436,910	1,461,100
Hindustan Petroleum Corp., Ltd.	302,850	1,605,524
Hindustan Unilever, Ltd.	546,109	11,227,764
Hindustan Zinc, Ltd.	244,148	1,134,343
Housing Development & Infrastructure, Ltd.(1)	785,700	473,898
Housing Development Finance Corp., Ltd.	239,575	6,731,366
ICICI Bank, Ltd.	585,238	2,544,854
Idea Cellular, Ltd.(1)	1,996,679	2,346,817
Indiabulls Real Estate, Ltd.(1)	834,325	2,288,460
Indian Hotels Co., Ltd. (The)	208,584	427,364
Indian Oil Corp., Ltd.	755,390	2,063,905
Infosys, Ltd.	532,890	9,392,169
ITC, Ltd.	1,537,650	6,050,470
Jindal Steel & Power, Ltd.(1)	90,000	305,449
JSW Energy, Ltd.	1,158,270	1,310,809
JSW Steel, Ltd.	602,000	2,677,163
Kotak Mahindra Bank, Ltd.	204,617	3,318,719
Larsen & Toubro, Ltd.	168,867	3,412,414
Larsen & Toubro, Ltd. GDR(4)	108,000	2,176,003
LIC Housing Finance, Ltd.	62,800	521,501
Lupin, Ltd.	97,200	1,103,077
Mahindra & Mahindra, Ltd.	281,200	3,193,822
Maruti Suzuki India, Ltd.	39,964	5,455,507
Mphasis, Ltd.	34,428	441,675
Nestle India, Ltd.	12,100	1,526,806
NHPC, Ltd.	1,887,800	802,998
NTPC, Ltd.	2,100,300	5,500,911
Oil & Natural Gas Corp., Ltd.	937,863	2,573,399
Omaxe, Ltd.	79,785	270,400
Oracle Financial Services Software, Ltd.	8,100	468,912
Petronet LNG, Ltd.	185,900	661,085

Security	Shares	Value
Piramal Enterprises, Ltd.	43,598	$1,642,803
Power Grid Corporation of India, Ltd.	1,419,700	4,220,769
Reliance Communications, Ltd.(1)	2,089,059	705,882
Reliance Industries, Ltd.	855,696	11,665,163
Reliance Infrastructure, Ltd.	171,400	1,129,016
Reliance Power, Ltd.(1)	546,400	303,547
Siemens, Ltd.	72,300	1,195,884
State Bank of India GDR(4)	49,600	1,915,467
Sun Pharmaceutical Industries, Ltd.	473,300	3,632,305
Tata Chemicals, Ltd.	58,600	614,519
Tata Communications, Ltd.	124,400	1,191,601
Tata Consultancy Services, Ltd.	117,607	5,153,883
Tata Global Beverages, Ltd.	156,000	626,367
Tata Motors, Ltd.(1)	305,826	1,554,423
Tata Power Co., Ltd. (The)	1,002,648	1,216,899
Tata Steel, Ltd.	11,992	26,238
Tata Steel, Ltd.	173,884	1,537,524
Tech Mahindra, Ltd.	143,648	1,408,736
Titan Co., Ltd.	169,235	2,415,679
UltraTech Cement, Ltd.	34,391	2,095,918
Unitech, Ltd.(1)	2,242,680	193,705
United Spirits, Ltd.(1)	21,533	1,039,416
UPL, Ltd.	156,642	1,762,119
Vedanta, Ltd.	656,840	2,819,624
Voltas, Ltd.	224,100	2,144,610
Wipro, Ltd.	309,642	1,352,071
Zee Entertainment Enterprises, Ltd.	316,895	2,830,494

		$213,358,148

Indonesia — 2.7%
Adaro Energy Tbk PT	28,006,600	$4,363,700
Adhi Karya Persero Tbk PT	1,270,800	192,836
AKR Corporindo Tbk PT	4,660,500	1,930,040
Alam Sutera Realty Tbk PT	12,514,600	344,917
Aneka Tambang Tbk(1)	8,587,500	488,026
Astra Argo Lestari Tbk PT	654,000	641,215
Astra International Tbk PT	16,668,000	8,864,105
Bank Central Asia Tbk PT	3,787,000	6,433,300
Bank Danamon Indonesia Tbk PT	3,237,181	1,621,510
Bank Mandiri Persero Tbk PT	6,199,200	3,476,210
Bank Negara Indonesia Persero Tbk PT	3,878,700	2,456,351
Bank Pan Indonesia Tbk PT(1)	6,253,772	487,139
Bank Rakyat Indonesia Persero Tbk PT	17,541,500	4,603,583
Bukit Asam Tbk PT	10,799,500	2,321,595
Bumi Serpong Damai Tbk PT	8,439,700	1,097,168
Charoen Pokphand Indonesia Tbk PT	4,000,700	1,004,653
Ciputra Development Tbk PT	7,986,900	685,786
Gudang Garam Tbk PT	498,500	2,632,419
Hanson International Tbk PT(1)	110,720,800	1,186,548
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	2,669,094
Indo Tambangraya Megah Tbk PT	1,269,200	2,634,090
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,392,554
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,533,146

Security	Shares	Value
Indofood Sukses Makmur Tbk PT	4,080,900	$2,139,437
Indosat Tbk PT	1,322,500	456,960
Jasa Marga (Persero) Tbk PT	3,247,500	1,085,302
Kalbe Farma Tbk PT	52,943,300	5,786,335
Lippo Karawaci Tbk PT	26,506,000	928,334
Matahari Putra Prima Tbk PT(1)	5,148,000	149,806
Mitra Keluarga Karyasehat Tbk PT	935,900	142,418
Pakuwon Jati Tbk PT	21,726,100	998,493
Perusahaan Gas Negara Persero Tbk PT	20,779,500	3,494,719
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	669,249
PP Persero Tbk PT	4,793,002	914,110
Semen Indonesia Persero Tbk PT	4,703,500	3,547,331
Sigmagold Inti Perkasa Tbk PT(1)(3)	27,503,000	69,919
Summarecon Agung Tbk PT	3,982,700	262,955
Telekomunikasi Indonesia Persero Tbk PT	39,828,600	10,473,127
Unilever Indonesia Tbk PT	918,500	3,313,217
United Tractors Tbk PT	3,148,000	7,344,227
Vale Indonesia Tbk PT(1)	4,748,000	972,171
Waskita Karya Persero Tbk PT	1,713,400	309,102
Wijaya Karya Persero Tbk PT	6,352,000	779,084

		$97,896,281

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	71,512	$3,511,828
Alia The Royal Jordanian Airlines PLC(1)	115,334	79,646
Arab Bank PLC	1,185,444	11,264,858
Arab Potash Co. PLC	67,492	1,625,018
Bank of Jordan	314,674	1,325,536
Cairo Amman Bank	276,535	646,134
Capital Bank of Jordan	470,740	664,575
Jordan Ahli Bank	347,367	607,138
Jordan Islamic Bank	260,193	1,356,424
Jordan Kuwait Bank	51,749	255,163
Jordan Petroleum Refinery	591,748	2,301,233
Jordan Phosphate Mines(1)	83,990	369,014
Jordan Steel(1)	269,400	212,356
Jordan Telecommunications Co.	245,934	759,450
Jordanian Electric Power Co.	480,089	1,102,412
Union Investment Corp. PLC(1)	252,817	424,191

		$26,504,976

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)(5)	40,294	$556,057
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)(5)	716,100	9,901,025
KAZ Minerals PLC(1)	819,418	9,884,693
Kcell JSC GDR(4)	544,503	2,608,130
Nostrum Oil & Gas PLC(1)	390,353	1,598,194

		$24,548,099

Kenya — 0.8%
ARM Cement, Ltd.(1)	1,677,000	$134,818
Bamburi Cement Co., Ltd.	460,041	796,188
Barclays Bank of Kenya, Ltd.	7,876,620	985,028

Security	Shares	Value
British American Tobacco Kenya, Ltd.	26,700	$206,692
Centum Investment Co., Ltd.	1,020,080	435,129
Co-operative Bank of Kenya, Ltd. (The)	6,544,192	1,271,103
Diamond Trust Bank Kenya, Ltd.	436,900	930,413
East African Breweries, Ltd.	2,438,440	6,426,123
Equity Group Holdings, Ltd.	7,088,600	3,848,408
KCB Group, Ltd.	5,794,260	3,041,377
KenolKobil, Ltd.	3,645,800	634,384
Kenya Airways PLC(1)	2,398,400	259,807
Kenya Electricity Generating Co., Ltd.(1)	1,875,100	167,225
Kenya Power & Lighting, Ltd.	5,995,293	463,711
Nation Media Group PLC	442,376	479,849
NIC Group PLC	852,975	348,455
Safaricom PLC	26,685,000	8,156,363
Standard Chartered Bank Kenya, Ltd.	278,178	627,885

		$29,212,958

Kuwait — 1.5%
Abyaar Real Estate Development Co. KSC(1)	8,191,080	$496,605
Agility Public Warehousing Co. KSC	2,179,311	6,304,144
Ahli United Bank	331,226	354,069
Al-Mazaya Holding Co.	2,215,009	805,957
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	452,359
Boubyan Petrochemicals Co.	2,067,187	5,303,556
Burgan Bank SAK	967,079	903,793
Combined Group Contracting Co. KSC	166,565	239,770
Commercial Bank of Kuwait KSCP	1,093,649	1,638,353
Commercial Real Estate Co. KSCC	2,487,729	692,695
Gulf Bank	1,477,708	1,264,101
Gulf Cable & Electrical Industries Co. KSCP	165,000	236,526
Gulf National Holding Co.(3)	681,313	0
Human Soft Holding Co. KSC	132,306	1,727,189
KGL Logistics Co. KSCC(1)	1,134,315	177,825
Kuwait Finance House KSCP	3,198,520	6,333,422
Kuwait Food Co. (Americana) SAK	17,462	79,257
Kuwait International Bank	818,000	630,633
Kuwait Portland Cement Co. KSC	212,231	840,753
Kuwait Projects Co. Holdings KSC	964,872	918,603
Kuwait Real Estate Co. KSC(1)	4,262,083	678,576
Mabanee Co. SAKC	1,463,682	3,489,225
Mezzan Holding Co. KSCC	217,400	566,429
Mobile Telecommunications Co.	5,091,747	8,165,133
National Bank of Kuwait SAK	3,152,747	7,897,252
National Industries Group Holding SAK(1)	3,619,875	1,800,453
National Investment Co.	645,000	213,959
National Real Estate Co. KPSC(1)	1,555,943	638,944
Qurain Petrochemical Industries Co. KSC	1,460,000	1,648,128
Salhia Real Estate Co. KSCP	243,824	277,075
Sultan Center Food Products Co.(1)	2,160,000	208,358
VIVA Kuwait Telecom Co.	209,914	666,800

		$55,649,942

Latvia — 0.0%(6)
Grindeks	12,000	$112,933

		$112,933

Security	Shares	Value
Lebanon — 0.0%(6)
Bank Audi SAL GDR(4)	15,000	$93,000
Solidere GDR(1)	32,539	276,907

		$369,907

Lithuania — 0.1%
Apranga PVA	363,680	$1,173,016
Energijos Skirstymo Operatorius AB	370,141	400,201
Klaipedos Nafta AB	1,576,663	1,059,617
Panevezio Statybos Trestas	323,592	346,088
Pieno Zvaigzdes	94,000	133,205
Rokiskio Suris	177,000	610,049
Siauliu Bankas	1,487,460	1,176,119

		$4,898,295

Malaysia — 3.0%
Aeon Co. (M) Bhd	1,017,000	$470,868
Alliance Bank Malaysia Bhd	330,800	366,896
AMMB Holdings Bhd	276,900	279,019
Astro Malaysia Holdings Bhd	599,200	316,929
Axiata Group Bhd	2,471,675	3,502,719
Batu Kawan Bhd	100,300	471,735
Berjaya Corp. Bhd(1)	2,573,043	213,961
Berjaya Sports Toto Bhd	468,894	262,206
Boustead Holdings Bhd	577,500	379,523
British American Tobacco Malaysia Bhd	109,600	745,923
Bumi Armada Bhd(1)	7,146,500	1,543,040
Bursa Malaysia Bhd	224,600	637,753
Capitaland Malaysia Mall Trust	1,763,200	487,767
CIMB Group Holdings Bhd	1,113,066	2,071,220
Datasonic Group Bhd	1,594,400	356,383
Dialog Group Bhd	2,846,250	2,186,137
Digi.com Bhd	1,971,300	2,367,310
Eco World Development Group Bhd(1)	738,100	191,494
Felda Global Ventures Holdings Bhd	1,136,300	490,094
Fraser & Neave Holdings Bhd	45,500	391,180
Gamuda Bhd	1,487,900	1,984,607
Genting Bhd	1,560,000	3,517,709
Genting Malaysia Bhd	2,380,000	2,991,123
Genting Plantations Bhd	261,000	690,230
Globetronics Technology Bhd	359,900	391,679
Hartalega Holdings Bhd	1,658,800	2,530,283
Hong Leong Bank Bhd	167,700	815,357
Hong Leong Financial Group Bhd	136,200	677,747
IGB Real Estate Investment Trust	1,938,000	771,319
IHH Healthcare Bhd	3,346,700	5,204,380
IJM Corp. Bhd	1,497,540	1,044,054
Inari Amertron Bhd	2,452,500	1,787,749
IOI Corp. Bhd	2,220,568	2,746,698
IOI Properties Group Bhd	2,239,484	932,785
KLCCP Stapled Group	515,300	954,178
KNM Group Bhd(1)	7,927,875	432,860
Kossan Rubber Industries	458,100	905,394
KPJ Healthcare Bhd	1,612,800	373,487
Kuala Lumpur Kepong Bhd	270,750	1,795,580

Security	Shares	Value
Lafarge Malaysia Bhd(1)	895,660	$993,029
LBS Bina Group Bhd	1,814,340	418,159
Magnum Bhd	617,940	292,552
Mah Sing Group Bhd	1,024,700	267,999
Malakoff Corp. Bhd	749,800	174,142
Malayan Banking Bhd	992,786	2,704,400
Malaysian Resources Corp. Bhd	853,000	215,536
Maxis Bhd	1,255,300	1,848,310
Media Prima Bhd	567,300	56,828
MISC Bhd	314,240	574,734
MMC Corp. Bhd	662,000	293,911
Muhibbah Engineering (M) Bhd	1,581,000	1,203,278
My EG Services Bhd	8,886,600	6,557,872
Nestle Malaysia Bhd	27,000	1,056,393
Pavilion Real Estate Investment Trust	771,100	275,380
Petronas Chemicals Group Bhd	3,014,400	6,362,070
Petronas Dagangan Bhd	588,000	3,771,713
Petronas Gas Bhd	268,500	1,241,199
PPB Group Bhd	357,300	1,770,545
Press Metal Aluminium Holdings Bhd	2,604,000	3,075,870
Public Bank Bhd	620,198	3,856,151
QL Resources Bhd	339,170	439,626
RHB Bank Bhd	404,959	542,963
Sapura Energy Bhd	7,478,652	989,464
Silverlake Axis, Ltd.	1,586,300	648,899
Sime Darby Bhd	1,019,709	694,299
Sime Darby Plantation Bhd(1)	1,019,709	1,463,842
Sime Darby Property Bhd(1)	1,019,709	378,035
Sona Petroleum Bhd(1)(3)	1,449,600	0
SP Setia Bhd	2,486,760	1,928,144
Sunway Bhd	1,363,189	558,436
Sunway Real Estate Investment Trust	2,043,200	851,418
Supermax Corp. Bhd	1,466,700	978,131
Ta Ann Holdings Bhd	427,078	334,170
Telekom Malaysia Bhd	1,280,400	1,724,442
Tenaga Nasional Bhd	1,724,331	7,215,643
Top Glove Corp. Bhd	857,800	2,166,927
UEM Sunrise Bhd(1)	2,038,500	527,478
UMW Holdings Bhd(1)	549,600	858,448
UMW Oil & Gas Corp. Bhd(1)	3,181,847	258,422
Unisem (M) Bhd	3,101,700	1,972,299
UOA Development Bhd	377,700	236,697
VS Industry Bhd	680,700	415,585
YTL Corp. Bhd	2,679,048	931,168
YTL Power International Bhd	2,374,522	621,637

		$112,025,620

Mauritius — 0.8%
Alteo Group, Ltd.	901,317	$784,931
Attitude Property, Ltd.	1,092,500	427,679
CIEL, Ltd.	8,671,097	1,938,940
CIM Financial Services, Ltd.	3,733,385	1,164,172
ENL Land, Ltd.	783,385	1,008,855
IBL, Ltd.	309,981	460,938

Security	Shares	Value
LUX Island Resorts, Ltd.	1,032,447	$2,171,444
MCB Group, Ltd.	1,641,506	13,636,328
Phoenix Beverages, Ltd.	33,742	609,320
Rogers & Co., Ltd.	608,300	621,495
SBM Holdings, Ltd.	17,661,817	4,073,852
Sun, Ltd., Class A(1)	100,851	155,872
Terra Mauricia, Ltd.	1,029,130	865,482
United Basalt Products, Ltd.	187,150	740,104

		$28,659,412

Mexico — 5.4%
Alfa SAB de CV, Series A	5,949,820	$7,625,457
Alpek SAB de CV	210,700	293,218
Alsea SAB de CV	1,605,700	5,625,249
America Movil SAB de CV, Series L	48,525,790	46,043,448
Arca Continental SAB de CV	288,500	1,995,062
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	652,200	938,120
Bolsa Mexicana de Valores SAB de CV	915,200	1,750,358
Cemex SAB de CV, Series CPO(1)	14,611,718	9,652,736
Coca-Cola Femsa SAB de CV, Series L	286,300	1,889,769
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	294,076
El Puerto de Liverpool SAB de CV	262,181	1,943,283
Empresas ICA SAB de CV(1)(3)	2,075,736	84,491
Fibra Uno Administracion SA de CV	2,059,767	3,104,379
Fomento Economico Mexicano SAB de CV, Series UBD	1,289,700	11,805,224
Genomma Lab Internacional SAB de CV(1)	2,311,200	2,499,350
Gentera SAB de CV	2,673,100	1,946,746
Gruma SAB de CV, Class B	98,200	1,124,601
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	702,469
Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,800	4,711,088
Grupo Aeroportuario del Sureste SAB de CV, Class B	297,709	5,009,142
Grupo Bimbo SAB de CV, Series A	1,495,508	3,291,269
Grupo Carso SAB de CV, Series A1	1,023,400	3,603,291
Grupo Comercial Chedraui SA de CV	208,900	444,228
Grupo Elektra SAB de CV	140,026	3,928,122
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	13,659,989
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	5,773,989
Grupo Mexico SAB de CV, Series B	4,413,035	14,724,681
Grupo Sanborns SAB de CV	223,900	244,837
Grupo Televisa SAB, Series CPO	4,213,471	13,451,587
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,013,283
Industrias CH SAB de CV, Series B(1)	194,112	802,714
Industrias Penoles SAB de CV	137,229	2,770,924
Infraestructura Energetica Nova SAB de CV	250,400	1,221,836
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	1,772,356
Megacable Holdings SAB de CV, Series CPO	40,500	186,104
Mexichem SAB de CV	1,515,367	4,646,959
Minera Frisco SAB de CV(1)	873,200	511,528
Nemak SAB de CV(2)	325,400	268,124
Organizacion Soriana SAB de CV, Class B(1)	166,700	333,767
Promotora y Operadora de Infraestructura SAB de CV	416,700	4,143,392
Telesites SAB de CV(1)	2,436,230	1,900,206
Ternium SA ADR	70,322	2,284,762

Security	Shares	Value
TV Azteca SAB de CV, Series CPO	1,018,565	$144,549
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	7,741,724

		$198,902,487

Morocco — 0.8%
Attijariwafa Bank	81,912	$4,371,048
Banque Centrale Populaire	74,120	2,370,333
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	298,258
BMCE Bank	66,776	1,680,597
Cosumar	49,362	1,565,230
Delta Holding SA	35,000	140,340
Douja Promotion Groupe Addoha SA	372,601	1,383,255
Label Vie	5,348	1,125,240
LafargeHolcim Maroc SA	18,125	3,916,304
Lesieur Cristal	38,360	695,980
Managem SA	8,618	1,591,659
Maroc Telecom	358,271	5,795,804
Samir(1)(3)	19,247	0
Societe d’Exploitation des Ports	28,600	559,563
Sonasid(1)	5,872	428,740
Taqa Morocco	26,192	2,689,540
Wafa Assurance	716	390,222

		$29,002,113

Nigeria — 0.6%
Access Bank PLC	32,908,148	$1,010,124
Afriland Properties PLC(1)(3)	1,223,812	0
Dangote Cement PLC	3,518,191	2,537,943
Dangote Sugar Refinery PLC	4,385,654	266,184
Ecobank Transnational, Inc.	12,099,560	569,224
FBN Holdings PLC	63,919,199	2,218,857
FCMB Group PLC	21,258,724	140,902
Fidelity Bank PLC	37,069,799	276,948
Flour Mills of Nigeria PLC	2,929,523	303,354
Forte Oil PLC(1)	2,086,402	249,327
Guaranty Trust Bank PLC	29,136,638	3,640,797
Guiness Nigeria PLC	1,245,140	359,834
Lafarge Africa PLC	6,063,199	755,913
Lekoil, Ltd.(1)	1,110,205	273,565
Nestle Nigeria PLC	388,412	1,490,250
Nigerian Breweries PLC	6,771,862	2,434,943
Oando PLC(1)	14,592,401	242,156
PZ Cussons Nigeria PLC	950,083	61,715
SEPLAT Petroleum Development Co. PLC(1)(2)	728,540	1,348,758
Stanbic IBTC Holdings PLC	3,126,624	420,338
Transnational Corp. of Nigeria PLC(1)	22,334,373	114,297
UAC of Nigeria PLC	4,061,181	206,180
Unilever Nigeria PLC	2,074,728	301,906
United Bank for Africa PLC	44,535,174	1,432,977
Zenith Bank PLC	41,708,535	3,389,041

		$24,045,533

Oman — 0.6%
Al Anwar Ceramic Tiles Co.	166,191	$52,182
Al Maha Petroleum Products Marketing Co., LLC	36,500	88,860
Bank Dhofar SAOG	2,134,153	1,094,266

Security	Shares	Value
Bank Muscat SAOG	3,421,569	$3,270,700
Bank Nizwa SAOG(1)	941,624	207,678
Bank Sohar SAOG	4,780,831	1,889,844
Dhofar International Development & Investment Holding SAOG	316,407	253,869
Galfar Engineering & Contracting SAOG(1)	1,569,283	440,773
HSBC Bank Oman SAOG	2,331,977	633,946
National Bank of Oman SAOG	2,801,885	1,339,752
Oman Cables Industry SAOG	192,264	509,313
Oman Cement Co. SAOG	956,735	904,443
Oman Flour Mills Co. SAOG	543,700	948,190
Oman Telecommunications Co. SAOG	1,348,933	3,122,881
Ominvest	1,684,394	1,575,779
Ooredoo	1,374,678	1,778,630
Raysut Cement Co. SAOG	523,326	988,280
Renaissance Services SAOG(1)	1,561,017	1,460,638
Sembcorp Salalah Power & Water Co.	554,425	323,047
Shell Oman Marketing Co. SAOG	66,100	288,243

		$21,171,314

Pakistan — 1.2%
Adamjee Insurance Co., Ltd.	549,644	$274,687
Attock Petroleum, Ltd.	103,400	515,859
Bank AL Habib, Ltd.	309,500	206,608
Bank Alfalah, Ltd.	1,609,394	728,439
Bank of Punjab, (The)(1)	2,431,500	206,834
Cherat Cement Co., Ltd.	236,000	269,920
D.G. Khan Cement Co., Ltd.	528,320	751,066
Engro Corp., Ltd.	684,716	1,837,380
Engro Fertilizers, Ltd.	1,343,500	809,664
Engro Foods, Ltd.	467,100	418,105
Fatima Fertilizer Co., Ltd.	952,500	261,223
Fauji Cement Co., Ltd.	1,338,000	340,338
Fauji Fertilizer Bin Qasim, Ltd.	841,000	305,644
Fauji Fertilizer Co., Ltd.	1,681,614	1,363,287
Habib Bank, Ltd.	1,179,133	2,131,903
Hascol Petroleum, Ltd.	139,100	323,480
Honda Atlas Cars Pakistan, Ltd.	41,079	167,739
Hub Power Co., Ltd.	3,353,400	2,963,713
Indus Motor Co., Ltd.	41,980	633,998
International Steels, Ltd.	280,100	285,726
K-Electric, Ltd.(1)	10,456,000	633,766
Kot Addu Power Co., Ltd.	1,728,500	970,801
Lucky Cement, Ltd.	499,500	2,976,416
Maple Leaf Cement Factory, Ltd.	407,250	255,394
Mari Petroleum Co., Ltd.	29,192	370,293
MCB Bank, Ltd.	1,447,325	2,796,055
Millat Tractors, Ltd.	119,329	1,325,376
National Bank of Pakistan	1,144,026	501,199
Nishat Mills, Ltd.	2,017,480	2,771,379
Oil & Gas Development Co., Ltd.	1,325,500	2,005,938
Packages, Ltd.	44,150	216,274
Pak Elektron, Ltd.	1,144,000	467,548
Pak Suzuki Motor Co., Ltd.	121,600	504,301
Pakistan Oilfields, Ltd.	215,100	1,210,306
Pakistan Petroleum, Ltd.	1,063,002	1,963,123

Security	Shares	Value
Pakistan State Oil Co., Ltd.	458,086	$1,282,529
Pakistan Telecommunication Co., Ltd.	2,767,500	296,830
Searle Co., Ltd. (The)	695,214	2,123,767
SUI Northern Gas Pipelines, Ltd.	2,144,500	2,085,964
SUI Southern Gas Co., Ltd.(1)	2,055,152	648,260
Thal, Ltd.	121,600	557,102
TRG Pakistan(1)	2,295,587	761,712
United Bank, Ltd.	673,325	1,205,241

		$42,725,187

Panama — 0.2%
Copa Holdings SA, Class A	74,108	$9,532,512

		$9,532,512

Peru — 1.6%
Alicorp SAA	2,986,287	$10,413,890
BBVA Banco Continental SA	499,149	673,052
Cementos Pacasmayo SAA	174,644	435,791
Cia de Minas Buenaventura SA ADR	280,456	4,271,345
Cia Minera Milpo SA	688,232	1,109,346
Credicorp, Ltd.	90,496	20,546,212
Enel Generacion Peru SAA	2,224,210	1,309,961
Ferreycorp SAA	2,431,897	1,914,731
Grana y Montero SAA(1)	1,475,743	873,721
Intercorp Financial Services, Inc.	31,000	1,255,500
Luz del Sur SAA	54,936	201,792
Minsur SA	1,034,898	529,310
Sociedad Minera Cerro Verde SAA(1)	24,521	711,109
Southern Copper Corp.	244,455	13,244,572
Union Andina de Cementos SAA	278,400	254,578

		$57,744,910

Philippines — 2.5%
Aboitiz Equity Ventures, Inc.	2,284,250	$2,976,413
Aboitiz Power Corp.	3,401,900	2,530,808
Alliance Global Group, Inc.(1)	2,897,300	733,807
Ayala Corp.	201,738	3,681,154
Ayala Land, Inc.	4,584,708	3,628,069
Ayala Land, Inc., PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,910,206
BDO Unibank, Inc.	1,400,019	3,754,172
Bloomberry Resorts Corp.(1)	14,372,500	3,977,834
CEMEX Holdings Philippines, Inc.(1)(2)	3,723,800	260,418
Century Pacific Food, Inc.	1,007,500	330,567
Cosco Capital, Inc.	1,868,100	265,001
D&L Industries, Inc.	4,542,000	1,007,411
DMCI Holdings, Inc.	2,556,500	598,433
Emperador, Inc.	3,420,000	486,447
Energy Development Corp.	14,742,350	1,582,581
Filinvest Land, Inc.	16,105,546	509,762
First Gen Corp.	2,648,860	866,487
First Philippine Holdings Corp.	403,650	511,317
Global Ferronickel Holdings, Inc.(1)	7,230,000	336,458
Globe Telecom, Inc.	68,575	2,137,185
GT Capital Holdings, Inc.	54,000	1,213,834
International Container Terminal Services, Inc.	551,900	1,062,581

Security	Shares	Value
JG Summit Holdings, Inc.	2,048,150	$2,469,076
Jollibee Foods Corp.	1,132,220	6,525,730
Lopez Holdings Corp.	8,390,900	832,609
LT Group, Inc.	1,987,400	718,800
Manila Electric Co.	464,684	2,834,476
Manila Water Co.	1,474,000	786,213
Megaworld Corp.	10,700,000	962,956
Melco Resorts And Entertainment (Philippines) Corp.(1)	10,101,200	1,514,015
Metro Pacific Investments Corp.	10,567,300	1,065,569
Metropolitan Bank & Trust Co.	1,006,867	1,658,012
Nickel Asia Corp.	9,129,938	1,072,661
Petron Corp.	2,395,000	424,312
Philex Mining Corp.	3,645,900	423,690
PLDT, Inc.	203,575	5,793,700
Puregold Price Club, Inc.	1,964,200	1,973,317
Robinsons Land Corp.	1,636,615	629,347
Robinsons Retail Holdings, Inc.	1,077,190	1,837,427
San Miguel Corp.	484,300	1,248,222
Security Bank Corp.	248,900	1,151,245
Semirara Mining & Power Corp.	3,919,320	2,276,867
SM Investments Corp.	354,720	6,277,491
SM Prime Holdings, Inc.	9,291,350	6,040,878
Travellers International Hotel Group, Inc.	3,644,200	292,655
Universal Robina Corp.	1,964,140	5,727,815
Vista Land & Lifescapes, Inc.	6,128,000	764,013

		$90,662,041

Poland — 2.8%
Alior Bank SA(1)	98,462	$2,120,305
AmRest Holdings SE(1)	24,441	3,131,236
Asseco Poland SA	309,112	4,068,900
Bank Handlowy w Warszawie SA	44,485	983,969
Bank Millennium SA(1)	697,490	1,676,763
Bank Pekao SA	150,085	5,414,008
Bank Zachodni WBK SA	19,704	2,088,707
Boryszew SA(1)	350,000	938,985
Budimex SA	50,276	2,955,443
CCC SA	27,466	1,876,151
CD Projekt SA	49,801	1,595,588
Ciech SA(1)	40,900	705,557
Cyfrowy Polsat SA	551,626	4,024,927
Enea SA	145,490	392,308
Energa SA	389,300	1,097,672
Eurocash SA	288,203	1,987,265
Getin Noble Bank SA(1)	530,473	209,679
Globe Trade Centre SA	183,554	490,330
Grupa Azoty SA	31,054	508,629
Grupa Lotos SA	116,903	1,807,768
ING Bank Slaski SA(1)	15,900	915,388
Jastrzebska Spolka Weglowa SA(1)	164,142	3,891,596
KGHM Polska Miedz SA	230,446	5,869,615
KRUK SA	21,183	1,351,336
LPP SA	1,852	4,707,881
Lubelski Wegiel Bogdanka SA	10,688	145,361
mBank SA(1)	22,522	2,759,230

Security	Shares	Value
Netia SA	610,010	$947,431
Orange Polska SA(1)	2,339,445	3,970,472
Orbis SA	131,300	3,724,151
PGE SA(1)	2,425,400	7,029,734
Polski Koncern Naftowy ORLEN SA	312,755	7,697,924
Polskie Gornictwo Naftowe i Gazownictwo SA	2,209,947	3,652,858
Powszechna Kasa Oszczednosci Bank Polski SA(1)	792,665	9,385,660
Powszechny Zaklad Ubezpieczen SA	531,731	6,502,425
Tauron Polska Energia SA(1)	3,658,454	2,599,001

		$103,224,253

Qatar — 1.3%
Aamal Co. QSC	97,022	$256,709
Al Khalij Commercial Bank PQSC	23,006	69,825
Al Meera Consumer Goods Co.	16,300	633,528
Barwa Real Estate Co.	295,049	2,708,076
Commercial Bank PQSC (The)	194,625	1,599,915
Doha Bank QPSC	154,273	1,139,742
Gulf International Services QSC(1)	169,144	851,163
Gulf Warehousing Co.	32,900	364,276
Industries Qatar	204,177	5,883,988
Masraf Al Rayan QSC	348,259	3,372,301
Mazaya Qatar Real Estate Development QSC(1)	137,946	277,040
Medicare Group	34,182	644,410
Ooredoo QPSC	233,532	5,299,705
Qatar Electricity & Water Co. QSC	75,180	3,870,174
Qatar First Bank(1)	153,900	269,532
Qatar Gas Transport Co., Ltd.	751,391	3,147,755
Qatar Insurance Co.	148,358	1,525,744
Qatar International Islamic Bank	32,210	440,943
Qatar Islamic Bank	69,898	1,867,778
Qatar National Bank QPSC	218,657	7,803,456
Qatar National Cement Co. QSC	32,334	495,815
Qatar Navigation QSC	79,551	1,232,612
Qatari Investors Group	63,900	595,525
Salam International Investment, Ltd. QSC(1)	30,886	49,374
United Development Co. QSC	435,762	1,781,347
Vodafone Qatar QSC(1)	694,900	1,652,375

		$47,833,108

Romania — 0.7%
Antibiotice SA	1,843,129	$254,216
Banca Transilvania SA	14,216,968	9,894,292
BRD-Groupe Societe Generale SA	1,094,113	4,307,522
OMV Petrom SA	50,671,803	4,242,373
Societatea Energetica Electrica SA	487,300	1,494,438
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	3,343,596
Societatea Nationala Nuclearelectrica SA	322,130	683,861
Transelectrica SA	247,700	1,549,485
Transgaz SA Medias	14,233	1,536,814

		$27,306,597

Russia — 6.2%
Aeroflot PJSC	1,448,730	$3,922,408
Alrosa PJSC	2,707,900	4,300,792

Security	Shares	Value
Etalon Group PLC GDR(4)	98,319	$298,390
Evraz PLC	315,476	1,923,767
Federal Grid Co. Unified Energy System PJSC	1,250,240,600	3,901,427
Gazprom PJSC ADR	3,665,307	17,872,550
Globaltrans Investment PLC GDR(4)(5)	236,017	2,794,596
Globaltrans Investment PLC GDR(4)(5)	35,100	416,286
Inter RAO UES PJSC	28,782,000	1,923,798
Lenta, Ltd. GDR(1)(4)	371,877	2,213,989
LSR Group PJSC GDR(4)	62,005	198,828
Lukoil PJSC ADR	294,861	20,358,241
Luxoft Holding, Inc.(1)	15,500	634,725
Magnit PJSC	108,764	8,842,110
Magnitogorsk Iron & Steel Works PJSC	1,708,700	1,320,336
Mail.ru Group, Ltd. GDR(1)(4)	216,510	7,542,196
MegaFon PJSC GDR(4)	191,915	1,898,085
MMC Norilsk Nickel PJSC ADR(5)	59,048	1,104,198
MMC Norilsk Nickel PJSC ADR(5)	645,862	11,987,596
Mobile TeleSystems PJSC	2,194,143	11,280,711
Moscow Exchange MICEX-RTS PJSC	1,645,350	3,364,454
Mosenergo PJSC	12,772,962	650,470
Novatek PJSC GDR(4)	47,573	6,526,456
Novolipetsk Steel PJSC GDR	118,024	2,950,227
PhosAgro PJSC GDR(4)	93,673	1,368,734
PIK Group PJSC(1)	113,450	626,168
Polymetal International PLC	300,059	3,096,572
QIWI PLC ADR	134,500	2,570,295
Rosneft Oil Co. PJSC GDR(4)	864,657	4,749,463
Rosseti PJSC	159,516,873	2,124,905
Rostelecom PJSC	808,238	948,385
Rostelecom PJSC ADR	31,284	218,206
RusHydro PJSC	301,400,952	3,959,668
Sberbank of Russia PJSC	7,246,770	32,354,597
Severstal PJSC GDR(4)	219,504	3,318,764
Sistema PJSFC	6,888,800	1,407,989
Sistema PJSFC GDR(4)	166,806	676,510
Surgutneftegas OJSC ADR	736,684	3,609,863
Surgutneftegas OJSC ADR, PFC Shares	73,700	369,974
Surgutneftegas OJSC, PFC Shares	5,393,317	2,767,227
Tatneft PJSC ADR	163,295	10,342,122
Transneft PJSC, PFC Shares	1,225	3,778,960
Unipro PJSC	9,801,000	487,875
United Co. RUSAL PLC	647,000	393,646
United Wagon Co. PJSC(1)	29,700	381,102
VEON, Ltd. ADR	921,930	2,433,895
VTB Bank PJSC	1,899,530,000	1,703,716
VTB Bank PJSC GDR(4)	486,602	954,781
X5 Retail Group NV GDR(1)(4)	226,978	7,612,016
Yandex NV, Class A(1)	408,400	16,111,380

		$226,593,449

Slovenia — 0.8%
Cinkarna Celje DD	5,206	$1,289,005
Gorenje DD	120,554	842,070
KRKA DD	158,974	11,141,837
Luka Koper	34,436	1,258,438

Security	Shares	Value
Petrol	15,934	$6,835,628
Pozavarovalnica Sava DD	64,657	1,418,651
Telekom Slovenije DD	27,595	2,819,489
Zavarovalnica Triglav DD	70,194	2,722,818

		$28,327,936

South Africa — 6.1%
AECI, Ltd.	108,017	$1,052,835
African Rainbow Minerals, Ltd.	33,300	286,119
Anglo American Platinum, Ltd.	15,100	414,310
AngloGold Ashanti, Ltd.	70,634	681,360
AngloGold Ashanti, Ltd. ADR	79,199	751,599
Aspen Pharmacare Holdings, Ltd.	301,772	6,621,370
Assore, Ltd.	24,358	600,214
Astral Foods, Ltd.	26,100	691,767
AVI, Ltd.	228,000	2,128,452
Barclays Africa Group, Ltd.	203,773	3,263,646
Barloworld, Ltd.	463,800	6,531,095
Bid Corp., Ltd.	455,103	9,875,798
Bidvest Group, Ltd. (The)	455,103	8,636,494
Clicks Group, Ltd.	218,200	3,371,003
DataTec, Ltd.	305,900	535,048
Discovery, Ltd.	221,254	3,191,962
Exxaro Resources, Ltd.	92,500	853,788
FirstRand, Ltd.	956,285	5,403,731
Foschini Group, Ltd. (The)	104,323	1,967,794
Gold Fields, Ltd.	255,380	1,030,660
Grindrod, Ltd.(1)	350,600	406,480
Growthpoint Properties, Ltd.	1,244,700	2,985,516
Hosken Consolidated Investments, Ltd.	33,700	408,866
Hyprop Investments, Ltd.	65,400	598,769
Impala Platinum Holdings, Ltd.(1)	133,586	266,036
Imperial Holdings, Ltd.	130,900	2,580,342
Investec, Ltd.	156,600	1,222,987
JSE, Ltd.	45,700	714,031
Kumba Iron Ore, Ltd.	22,200	534,092
Liberty Holdings, Ltd.	67,700	718,232
Life Healthcare Group Holdings, Ltd.	709,548	1,659,160
Massmart Holdings, Ltd.	48,804	661,818
MMI Holdings, Ltd.	554,133	1,033,160
Mondi, Ltd.	134,531	3,661,987
Mr Price Group, Ltd.	188,400	4,530,619
MTN Group, Ltd.	2,099,580	21,117,830
Murray & Roberts Holdings, Ltd.	689,700	803,565
Nampak, Ltd.(1)	677,282	871,747
Naspers, Ltd., Class N	125,876	30,803,477
Nedbank Group, Ltd.	141,600	3,412,894
Netcare, Ltd.	659,100	1,558,507
Northam Platinum, Ltd.(1)	298,659	919,102
Novus Holdings, Ltd.	43,537	17,017
Pick’n Pay Stores, Ltd.	213,731	1,240,460
Rand Merchant Investment Holdings, Ltd.	449,000	1,517,996
Redefine Properties, Ltd.	1,959,096	1,918,264
Remgro, Ltd.	237,905	4,459,321
Reunert, Ltd.	401,800	2,530,867

Security	Shares	Value
RMB Holdings, Ltd.	520,200	$3,392,192
Sanlam, Ltd.	883,390	6,381,808
Santam, Ltd.	27,610	763,131
Sappi, Ltd.	593,587	3,835,200
Sasol, Ltd.	446,059	15,217,813
Shoprite Holdings, Ltd.	419,647	8,958,980
Sibanye Gold, Ltd.	1,073,121	1,068,016
SPAR Group, Ltd. (The)	79,260	1,360,644
Standard Bank Group, Ltd.	605,849	11,195,141
Steinhoff International Holdings NV	1,020,600	282,735
Telkom SA SOC, Ltd.	333,000	1,495,333
Tiger Brands, Ltd.	207,487	6,493,998
Tongaat Hulett, Ltd.	25,322	216,643
Truworths International, Ltd.	299,341	2,728,774
Vodacom Group, Ltd.	444,200	5,740,325
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,456,269
Woolworths Holdings, Ltd.	355,542	1,802,365

		$223,431,554

South Korea — 6.3%
AMOREPACIFIC Corp.	10,613	$3,066,930
AMOREPACIFIC Group	19,571	2,525,505
BNK Financial Group, Inc.	55,807	560,501
Bukwang Pharmaceutical Co., Ltd.	37,016	873,047
Cell Biotech Co., Ltd.	7,242	331,510
Celltrion, Inc.(1)	51,028	15,264,843
Chabiotech Co., Ltd.(1)	115,772	2,373,787
Cheil Worldwide, Inc.	38,050	652,656
CJ CheilJedang Corp.	3,500	1,054,936
CJ Corp.	7,083	1,053,151
CJ Logistics Corp.(1)	4,378	567,674
CJ O Shopping Co., Ltd.	1,122	236,277
Coway Co., Ltd.	15,560	1,284,612
Daelim Industrial Co., Ltd.	6,870	477,124
Daesang Corp.	29,700	723,222
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	295,726
Daewoo Industrial Development Co., Ltd.(1)	3,501	15,339
DB Insurance Co., Ltd.	9,442	586,581
DGB Financial Group Co., Ltd.	64,880	714,282
Dong-A ST Co., Ltd.	5,069	543,995
Doosan Corp.	4,600	465,011
E-MART, Inc.	8,311	2,122,141
Green Cross Corp.	2,863	543,411
Green Cross Holdings Corp.	9,800	367,684
GS Engineering & Construction Corp.	35,833	1,009,864
GS Holdings Corp.	47,154	2,741,981
Hana Financial Group, Inc.	64,225	2,767,912
Hanjin Kal Corp.	8,977	167,713
Hanjin Transportation Co., Ltd.	10,500	228,030
Hankook Tire Co., Ltd.	27,617	1,366,899
Hanmi Pharmaceutical Co., Ltd.	3,099	1,517,560
Hanmi Science Co., Ltd.	24,915	2,227,036
Hanwha Chemical Corp.	65,820	1,841,789
Hanwha Corp.	27,900	1,037,343

Security	Shares	Value
Hotel Shilla Co., Ltd.	12,750	$1,110,397
Hyosung Corp.	18,800	2,124,832
Hyundai Construction Equipment Co., Ltd.(1)	224	37,503
Hyundai Department Store Co., Ltd.	5,600	478,003
Hyundai Development Co.- Engineering & Construction	26,580	951,094
Hyundai Engineering & Construction Co., Ltd.	26,794	1,080,691
Hyundai Glovis Co., Ltd.	11,450	1,962,301
Hyundai Heavy Industries Co., Ltd.(1)	1,784	233,059
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	532,247
Hyundai Mobis Co., Ltd.	12,626	3,015,974
Hyundai Motor Co.	33,990	4,588,869
Hyundai Motor Co., Second PFC Shares	3,773	331,318
Hyundai Steel Co.	49,615	2,410,227
Hyundai Wia Corp.	6,700	347,291
InBody Co., Ltd.	11,574	554,495
Industrial Bank of Korea	71,500	1,053,153
Kangwon Land, Inc.	36,658	939,760
KB Financial Group, Inc.	81,707	4,738,779
KB Financial Group, Inc. ADR	7,488	433,855
KCC Corp.	1,710	533,765
Kia Motors Corp.	64,887	1,943,745
KIWOOM Securities Co., Ltd.	8,011	810,803
Korea Electric Power Corp.	262,607	8,130,454
Korea Gas Corp.(1)	15,047	688,368
Korea Investment Holdings Co., Ltd.	10,700	839,914
Korea Zinc Co., Ltd.	5,700	2,588,435
Korean Air Lines Co., Ltd.	18,577	574,875
Korean Reinsurance Co.	52,474	562,288
KT Corp.	87,949	2,264,502
KT&G Corp.	49,980	4,701,355
Kumho Petrochemical Co., Ltd.	4,900	448,510
LG Chem, Ltd.	23,459	8,563,218
LG Corp.	45,183	3,708,887
LG Display Co., Ltd.	33,200	808,612
LG Electronics, Inc.	9,019	930,549
LG Hausys, Ltd.	4,611	335,174
LG Household & Health Care, Ltd.	3,800	4,260,871
LG Uplus Corp.	278,220	3,231,455
Lotte Chemical Corp.	10,200	4,178,786
Lotte Corp.(1)	5,150	308,394
LOTTE Fine Chemical Co., Ltd.	10,800	725,463
Lotte Shopping Co., Ltd.	4,018	886,662
LS Corp.	7,030	489,084
LS Industrial Systems Co., Ltd.	4,500	261,349
Macrogen, Inc.(1)	13,950	633,381
Medy-Tox, Inc.	5,201	3,672,174
Mirae Asset Daewoo Co., Ltd.	118,556	1,039,007
Naver Corp.	3,131	2,330,165
NCsoft Corp.	5,300	2,050,991
NH Investment & Securities Co., Ltd.	51,222	680,519
Nong Shim Co., Ltd.	1,100	310,407
Orion Corp./Republic of Korea	7,895	952,942
Osstem Implant Co., Ltd.(1)	12,166	613,993
POSCO	23,524	7,508,874

Security	Shares	Value
Posco Daewoo Corp.	10,502	$228,255
S-Oil Corp.	24,372	2,759,722
S1 Corp.	10,130	914,950
Samsung Biologics Co., Ltd.(1)(2)	8,264	3,803,322
Samsung C&T Corp.	21,421	2,772,200
Samsung Card Co., Ltd.	10,660	359,613
Samsung Electro-Mechanics Co., Ltd.	16,480	1,677,230
Samsung Electronics Co., Ltd.	10,510	24,556,363
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,210,686
Samsung Life Insurance Co., Ltd.	23,664	2,577,526
Samsung SDI Co., Ltd.	7,925	1,436,814
Samsung Securities Co., Ltd.	14,212	530,698
Seegene, Inc.(1)	19,291	633,068
Shinhan Financial Group Co., Ltd.	102,298	4,363,958
Shinsegae, Inc.	2,179	715,924
SK Chemicals Co., Ltd.(1)	6,265	611,277
SK Discovery Co., Ltd.	5,834	224,817
SK Holdings Co., Ltd.	6,366	1,795,467
SK Hynix, Inc.	58,370	4,471,840
SK Innovation Co., Ltd.	67,596	13,435,288
SK Telecom Co., Ltd.	33,743	7,316,716
SK Telecom Co., Ltd. ADR	19,826	479,194
ViroMed Co., Ltd.(1)	12,347	2,598,238
Woori Bank	20,809	282,944
Yuhan Corp.	7,463	1,555,560
Zyle Daewoo Motor Sales Corp.(1)	4,895	6,246

		$233,415,807

Sri Lanka — 0.6%
Access Engineering PLC	3,828,963	$504,859
Aitken Spence PLC	867,213	281,452
Ceylon Tobacco Co. PLC	96,609	646,303
Chevron Lubricants Lanka PLC	1,378,614	926,482
Commercial Bank of Ceylon PLC	3,183,469	2,801,653
DFCC Bank PLC	648,984	487,440
Dialog Axiata PLC	15,786,381	1,405,347
Distilleries Co. of Sri Lanka PLC	1,837,926	79,679
Hatton National Bank PLC	1,697,949	2,670,188
Hemas Holdings PLC	1,663,050	1,339,981
John Keells Holdings PLC	5,864,940	6,035,194
Melstacorp PLC	6,203,001	2,321,067
National Development Bank PLC	1,130,024	978,041
Nations Trust Bank PLC	958,472	493,263
Nestle Lanka PLC	14,336	156,592
Sampath Bank PLC	861,000	1,661,481
Teejay Lanka PLC	1,870,121	385,479

		$23,174,501

Taiwan — 6.4%
Acer, Inc.	948,490	$798,077
Advanced Semiconductor Engineering, Inc.	1,338,830	1,953,300
Advantech Co., Ltd.	225,963	1,634,066
Altek Corp.	206,437	210,794
Asia Cement Corp.	1,183,967	1,149,922
Asia Optical Co., Inc.	187,913	678,379
Asustek Computer, Inc.	216,174	2,028,162

Security	Shares	Value
AU Optronics Corp.	3,013,925	$1,397,383
AU Optronics Corp. ADR	33,754	154,256
Capital Securities Corp.	605,143	233,182
Catcher Technology Co., Ltd.	215,100	2,703,786
Cathay Financial Holding Co., Ltd.	2,145,019	3,846,368
Cathay Real Estate Development Co., Ltd.	462,000	246,485
Chang Hwa Commercial Bank, Ltd.	2,075,275	1,205,787
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	2,909,323
Cheng Uei Precision Industry Co., Ltd.	149,516	211,419
Chicony Electronics Co., Ltd.	160,516	410,162
China Airlines, Ltd.(1)	940,963	346,143
China Development Financial Holding Corp.	5,090,106	1,811,645
China Life Insurance Co., Ltd.	490,226	511,358
China Motor Corp.	1,026,930	971,900
China Petrochemical Development Corp.(1)	1,522,857	662,523
China Steel Corp.	6,433,886	5,138,120
Chipbond Technology Corp.	240,000	570,711
Chong Hong Construction Co., Ltd.	165,761	483,011
Chunghwa Telecom Co., Ltd.	2,476,909	9,544,432
Clevo Co.	206,579	211,184
Compal Electronics, Inc.	1,488,557	1,022,103
Coretronic Corp.	169,387	253,544
CTBC Financial Holding Co., Ltd.	6,143,273	4,439,050
Delta Electronics, Inc.	434,356	1,955,914
E.Sun Financial Holding Co., Ltd.	2,823,431	1,908,172
Elan Microelectronics Corp.	142,410	218,985
Epistar Corp.(1)	321,439	467,101
Eternal Materials Co., Ltd.	363,142	365,762
EVA Airways Corp.	1,821,478	939,428
Evergreen Marine Corp.(1)	1,171,314	611,690
Everlight Chemical Industrial Corp.	379,054	231,010
Everlight Electronics Co., Ltd.	103,212	159,591
Far Eastern Department Stores, Ltd.	1,496,944	837,647
Far Eastern International Bank	1,036,926	348,916
Far Eastern New Century Corp.	2,069,313	1,877,214
Far EasTone Telecommunications Co., Ltd.	1,199,364	3,175,340
Faraday Technology Corp.	262,329	635,813
Feng Hsin Steel Co., Ltd.	172,000	347,225
FIH Mobile, Ltd.	1,168,000	253,996
First Financial Holding Co., Ltd.	3,547,918	2,474,545
Formosa Chemicals & Fibre Corp.	1,780,214	6,721,704
Formosa International Hotels Corp.	40,132	208,920
Formosa Petrochemical Corp.	985,153	4,046,264
Formosa Plastics Corp.	2,620,853	9,334,352
Formosa Taffeta Co., Ltd.	545,000	604,310
Formosan Rubber Group, Inc.	364,500	188,286
Foxconn Technology Co., Ltd.	340,221	917,457
Fubon Financial Holding Co., Ltd.	1,538,833	2,666,029
Giant Manufacturing Co., Ltd.	228,093	1,209,643
Gintech Energy Corp.(1)	320,371	175,421
Goldsun Building Materials Co., Ltd.(1)	617,053	199,820
Great Wall Enterprise Co., Ltd.	321,362	383,794
Highwealth Construction Corp.	325,556	505,160
Hiwin Technologies Corp.	188,603	2,723,908

Security	Shares	Value
Hon Hai Precision Industry Co., Ltd.	2,955,636	$9,218,537
Hotai Motor Co., Ltd.	98,000	982,474
HTC Corp.(1)	246,311	566,103
Hua Nan Financial Holdings Co., Ltd.	2,980,039	1,796,817
Huaku Development Co., Ltd.	187,010	463,877
Innolux Corp.	2,855,987	1,262,306
Inventec Corp.	1,330,753	1,064,132
King Yuan Electronics Co., Ltd.	711,274	746,596
Kinsus Interconnect Technology Corp.	166,280	322,447
Largan Precision Co., Ltd.	21,042	2,449,532
LCY Chemical Corp.	253,644	388,439
Lite-On Technology Corp.	751,508	1,057,095
Macronix International Corp., Ltd.(1)	499,741	856,190
MediaTek, Inc.	378,371	4,353,627
Mega Financial Holding Co., Ltd.	3,731,240	3,227,059
Merida Industry Co., Ltd.	435,907	2,068,205
Mitac Holdings Corp.	325,498	377,370
Nan Kang Rubber Tire Co., Ltd.	889,819	783,706
Nan Ya Plastics Corp.	3,006,303	8,512,625
Nanya Technology Corp.	311,276	997,357
Novatek Microelectronics Corp., Ltd.	263,479	1,204,687
Oriental Union Chemical Corp.	453,200	466,599
Pegatron Corp.	553,486	1,393,073
Phison Electronics Corp.	43,692	458,391
Pou Chen Corp.	2,168,764	2,896,050
Powertech Technology, Inc.	366,725	1,156,089
President Chain Store Corp.	619,120	6,265,601
Quanta Computer, Inc.	905,065	1,839,486
Radiant Opto-Electronics Corp.	206,350	511,821
Radium Life Tech Co., Ltd.(1)	342,068	134,825
Realtek Semiconductor Corp.	165,542	720,512
Ruentex Development Co., Ltd.(1)	406,239	481,567
Ruentex Industries, Ltd.	1,161,953	2,268,316
Sanyang Motor Co., Ltd.	1,509,000	1,117,740
Shin Kong Financial Holding Co., Ltd.	3,270,375	1,253,383
Shin Kong Synthetic Fibers Corp.	965,996	320,729
Siliconware Precision Industries Co., Ltd.	613,260	1,072,034
Simplo Technology Co., Ltd.	74,292	475,793
Sino-American Silicon Products, Inc.	183,259	686,564
SinoPac Financial Holdings Co., Ltd.	4,334,295	1,541,342
Solar Applied Materials Technology Corp.(1)	290,753	218,005
Synnex Technology International Corp.	684,558	1,030,228
Tainan Spinning Co., Ltd.	1,445,010	651,598
Taishin Financial Holding Co., Ltd.	3,940,238	1,946,033
Taiwan Business Bank	2,003,896	600,064
Taiwan Cement Corp.	1,724,118	2,174,987
Taiwan Cooperative Financial Holding Co., Ltd.	2,547,920	1,506,339
Taiwan Fertilizer Co., Ltd.	436,000	580,373
Taiwan Mobile Co., Ltd.	1,170,052	4,385,518
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	30,457,758
Taiwan Tea Corp.	661,346	335,315
Tatung Co., Ltd.(1)	1,214,645	892,208
Teco Electric & Machinery Co., Ltd.	1,226,000	1,020,474
Tong Yang Industry Co., Ltd.	379,826	686,782

Security	Shares	Value
TPK Holding Co., Ltd.(1)	83,515	$210,923
Transcend Information, Inc.	63,886	189,337
Tripod Technology Corp.	152,979	518,869
TSRC Corp.	381,087	390,875
TTY Biopharm Co., Ltd.	307,255	1,046,887
Tung Ho Steel Enterprise Corp.	293,385	248,249
U-Ming Marine Transport Corp.	202,000	243,240
Uni-President Enterprises Corp.	3,855,626	9,105,214
Unimicron Technology Corp.	527,171	345,762
United Microelectronics Corp.	3,348,361	1,764,596
United Microelectronics Corp. ADR	93,397	241,898
Vanguard International Semiconductor Corp.	784,175	1,716,636
Walsin Lihwa Corp.	1,085,980	669,623
Wan Hai Lines, Ltd.	606,375	375,573
Waterland Financial Holdings	1,645,266	576,898
Wistron Corp.	963,584	833,581
WPG Holdings Co., Ltd.	548,136	713,675
Yageo Corp.	118,822	2,155,775
Yang Ming Marine Transport(1)	521,628	187,766
YFY, Inc.(1)	1,451,414	650,454
Yieh Phui Enterprise Co., Ltd.	1,064,486	397,289
Yuanta Financial Holding Co., Ltd.	4,019,729	1,854,907
Yulon Motor Co., Ltd.	1,212,420	942,462

		$234,055,259

Thailand — 3.0%
Advanced Info Service PCL(7)	809,800	$5,347,841
Airports of Thailand PCL(7)	2,701,000	5,717,698
AP Thailand PCL(7)	4,609,660	1,166,491
Bangkok Bank PCL(7)	198,400	1,260,472
Bangkok Dusit Medical Services PCL(7)	6,953,300	5,232,858
Bangkok Expressway & Metro PCL(7)	6,497,454	1,499,353
Banpu PCL(7)	2,037,000	1,297,763
BEC World PCL(7)	1,693,300	685,380
Berli Jucker PCL(7)	1,314,200	2,382,879
Bumrungrad Hospital PCL(7)	676,700	4,494,336
Cal-Comp Electronics (Thailand) PCL(7)	1,957,091	127,958
Central Pattana PCL(7)	972,200	2,445,195
Charoen Pokphand Foods PCL(7)	2,464,100	1,992,963
CP ALL PCL(7)	2,433,900	6,803,483
Delta Electronics (Thailand) PCL(7)	1,516,370	3,215,016
Electricity Generating PCL(7)	382,000	2,800,496
Glow Energy PCL(7)	803,700	2,189,824
Hana Microelectronics PCL(7)	1,416,900	1,474,761
Home Product Center PCL(7)	1,565,760	697,720
Indorama Ventures PCL(7)	1,721,800	3,136,585
Intouch Holdings PCL(7)	1,520,200	2,822,351
IRPC PCL(7)	8,405,400	1,954,116
Italian-Thai Development PCL(7)	4,014,629	398,354
Kasikornbank PCL(7)	364,900	2,483,195
KCE Electronics PCL(7)	328,300	702,461
Kiatnakin Bank PCL(7)	555,000	1,280,572
Krung Thai Bank PCL(7)	1,610,225	981,631
Land & Houses PCL(7)	896,600	304,107
Major Cineplex Group PCL(7)	1,728,400	1,579,992

Security	Shares	Value
Minor International PCL(7)	3,179,761	$3,874,437
Precious Shipping PCL(1)(7)	933,750	350,984
PTT Exploration & Production PCL(7)	861,016	3,175,069
PTT Global Chemical PCL(7)	1,519,650	4,619,325
PTT PCL(7)	392,100	6,905,688
Quality House PCL(7)	9,121,583	852,882
Ratchaburi Electricity Generating Holding PCL(7)	578,300	953,224
Samart Corp. PCL(7)	718,600	195,829
Siam Cement PCL(7)	254,100	4,022,718
Siam City Cement PCL(7)	84,087	697,433
Siam Commercial Bank PCL(7)	439,500	2,020,665
Sino-Thai Engineering & Construction PCL(7)	1,387,400	831,923
Superblock PCL(1)(7)	8,463,500	268,580
SVI PCL(7)	1,450,800	202,613
Thai Airways International PCL(1)(7)	1,290,500	632,997
Thai Beverage PCL	5,055,800	3,015,264
Thai Oil PCL(7)	621,500	1,811,551
Thai Union Group PCL(7)	2,183,692	1,307,278
Thanachart Capital PCL(7)	460,200	767,488
Thoresen Thai Agencies PCL(7)	2,257,887	579,201
TMB Bank PCL(7)	5,321,200	429,965
Total Access Communication PCL(7)	790,500	1,138,669
TPI Polene PCL(7)	19,506,000	1,067,213
True Corp. PCL(7)	7,849,382	1,747,709
TTW PCL(7)	4,040,000	1,548,931
WHA Corp. PCL(7)	2,277,900	275,947

		$109,769,434

Turkey — 2.8%
AG Anadolu Grubu Holding AS	107,100	$641,587
Akbank Turk AS	1,255,845	3,053,631
Akcansa Cimento AS	90,700	260,488
Aksa Akrilik Kimya Sanayii AS	228,054	969,993
Aksa Enerji Uretim AS(1)	379,400	427,085
Alarko Holding AS	207,704	344,505
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,950,053
Arcelik AS	697,159	3,169,668
Aygaz AS	330,198	1,221,795
BIM Birlesik Magazalar AS	377,792	6,850,696
Cimsa Cimento Sanayi ve Ticaret AS	116,200	396,028
Coca-Cola Icecek AS	112,100	1,024,879
Dogan Sirketler Grubu Holding AS(1)	2,165,468	731,705
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	290,796
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	822,940
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	11,474,639	7,382,262
Enka Insaat ve Sanayi AS	1,036,103	1,423,818
Eregli Demir ve Celik Fabrikalari TAS	2,711,863	7,169,596
Ford Otomotiv Sanayi AS	189,160	2,946,872
Gubre Fabrikalari TAS(1)	386,800	412,702
Haci Omer Sabanci Holding AS	749,029	1,995,220
Is Gayrimenkul Yatirim Ortakligi AS	2,333,879	764,300
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,443,657	2,474,221
KOC Holding AS	1,034,806	4,281,608
Koza Altin Isletmeleri AS(1)	122,800	1,272,461

Security	Shares	Value
Migros Ticaret AS(1)	95,300	$573,036
Net Holding AS(1)	282,129	160,461
Petkim Petrokimya Holding AS	1,541,912	3,176,925
Sekerbank TAS(1)	673,641	296,835
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	229,881
TAV Havalimanlari Holding AS	212,009	1,277,181
Tekfen Holding AS	152,291	657,650
Tofas Turk Otomobil Fabrikasi AS	299,386	2,017,827
Trakya Cam Sanayii AS	817,924	1,061,775
Tupras-Turkiye Petrol Rafinerileri AS	454,641	12,698,857
Turk Hava Yollari AO(1)	748,507	3,701,626
Turk Sise ve Cam Fabrikalari AS	401,274	527,972
Turk Telekomunikasyon AS(1)	1,398,957	2,388,949
Turkcell Iletisim Hizmetleri AS	2,602,229	9,971,680
Turkcell Iletisim Hizmetleri AS ADR	38,494	368,003
Turkiye Garanti Bankasi AS	1,224,400	3,395,056
Turkiye Halk Bankasi AS	412,582	951,114
Turkiye Is Bankasi AS, Class C	824,893	1,498,229
Turkiye Sinai Kalkinma Bankasi AS	1,437,043	555,602
Turkiye Vakiflar Bankasi TAO, Class D	727,198	1,204,177
Ulker Biskuvi Sanayi AS	204,629	1,141,245
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,718,237
Yapi ve Kredi Bankasi AS(1)	656,237	742,906

		$102,594,133

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,665,028
Abu Dhabi National Hotels	832,200	600,334
Agthia Group PJSC	623,000	751,484
Air Arabia PJSC	6,041,100	1,875,895
Ajman Bank PJSC	700,948	199,668
Al Waha Capital PJSC	1,401,285	831,058
Aldar Properties PJSC	3,816,500	2,215,729
Arabtec Holding PJSC(1)	1,822,819	1,110,616
Dana Gas PJSC(1)	3,612,782	906,495
DP World, Ltd.	416,236	9,373,139
Dubai Financial Market PJSC(1)	1,713,500	486,033
Dubai Investments PJSC	1,379,272	786,661
Dubai Islamic Bank PJSC	1,037,500	1,499,699
Emaar Properties PJSC	3,506,022	5,541,355
Emirates Telecommunications Group Co. PJSC	676,655	3,254,343
First Abu Dhabi Bank PJSC	3,150,589	10,044,713
National Bank of Ras Al-Khaimah PSC (The)	62,608	74,079
National Central Cooling Co. (Tabreed)	1,050,547	444,087
RAK Properties PJSC	1,262,100	233,912
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	187,484
Union National Bank PJSC	1,180,087	1,141,321

		$45,223,133

Vietnam — 1.7%
Bank for Foreign Trade of Vietnam JSC	1,367,969	$4,302,448
Bank for Investment and Development of Vietnam JSC	599,090	1,165,866
Bao Viet Holdings	371,340	1,520,380
Danang Rubber JSC	463,076	605,885
Development Investment Construction Corp.	589,411	675,312

Security		Shares	Value
FLC Faros Construction JSC(1)		304,272	$1,792,226
FPT Corp.		2	5
Gemadept Corp.		972,649	1,322,863
HAGL JSC(1)		1,958,980	578,733
Hoa Phat Group JSC(1)		3,020,138	8,100,694
KIDO Group Corp.		387,216	645,986
Kinh Bac City Development Share Holding Corp.(1)		590,200	338,926
Masan Group Corp.(1)		684,600	3,308,157
PetroVietnam Construction JSC(1)		870,460	76,460
PetroVietnam Drilling & Well Services JSC(1)		824,017	700,925
PetroVietnam Fertilizer & Chemical JSC		342,540	330,624
PetroVietnam Gas JSC		1,279,110	7,181,690
PetroVietnam Technical Services Corp.		659,600	606,630
Pha Lai Thermal Power JSC		754,210	621,351
Refrigeration Electrical Engineering Corp.		243,788	406,397
Saigon Securities, Inc.		143,640	247,917
Song Da Urban & Industrial Zone Investment and Development JSC		339,950	453,357
Tan Tao Investment & Industry JSC(1)		2,064,767	272,516
Vietjet Aviation JSC		354,310	3,465,093
Vietnam Construction and Import-Export JSC		459,600	465,440
Vietnam Dairy Products JSC		742,000	6,753,153
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,081,023	1,674,985
Vietnam National Petroleum Group		473,990	1,726,369
Vincom Retail JSC(1)		138,950	315,089
Vingroup JSC(1)		2,199,259	11,168,778
Vinh Son - Song Hinh Hydropower JSC		750,120	577,089

			$61,401,344

Total Common Stocks (identified cost $2,670,639,497)			$3,656,164,775

Equity-Linked Securities(2)(8) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/20/20	14,400	$594,032
Al Hammadi Development and Industrial Corp.	8/10/20	34,517	333,885
Al Rajhi Bank	1/19/21	126,533	2,542,402
Al Tayyar Travel Group Holding Co.	2/24/21	74,582	566,312
Alinma Bank	1/19/21	182,900	1,005,191
Almarai Co.	7/20/20	107,586	1,587,926
Arab National Bank	3/13/20	72,746	561,585
Bank Albilad	2/24/21	38,550	233,864
Banque Saudi Fransi	3/24/20	65,833	515,239
Company for Cooperative Insurance (The)	7/20/20	16,075	323,420
Dar Al Arkan Real Estate Development	7/20/18	373,497	1,237,993
Emaar Economic City	4/23/18	152,763	558,486
Etihad Etisalat Co.	11/9/20	156,722	633,141
Fawaz Abdulaziz Alhokair Co.	2/28/20	53,700	384,124
Fitaihi Holding Group	9/14/18	57,200	181,967
Jarir Marketing Co.	3/24/20	18,612	877,967
Mobile Telecommunications Co.	4/30/18	39,298	75,293
Mouwasat Medical Services Co.	2/24/21	11,798	555,593

Security	Maturity Date	Shares	Value
National Agriculture Development Co. (The)	12/11/18	10,101	$105,115
National Commercial Bank	11/9/20	32,554	563,821
National Industrialization Co.	8/26/19	65,180	345,705
Rabigh Refining and Petrochemicals Co.	7/20/20	84,000	555,727
Riyad Bank	11/9/20	137,000	505,975
Sahara Petrochemical Co.	9/14/18	50,710	237,723
Samba Financial Group	5/6/20	89,776	639,789
Saudi Airlines Catering Co.	5/28/18	23,421	511,189
Saudi Arabian Fertilizer Co.	7/20/20	24,333	459,720
Saudi Arabian Mining Co.	4/30/18	45,000	653,384
Saudi Basic Industries Corp.	1/19/21	73,743	2,290,889
Saudi British Bank	3/24/20	95,300	797,323
Saudi Cable Co.(1)(3)	7/20/18	75,238	0
Saudi Cement Co.	7/20/18	20,250	303,742
Saudi Ceramic Co.	2/24/21	35,563	223,140
Saudi Chemical Co.	4/23/18	11,900	104,876
Saudi Electricity Co.	1/19/21	276,177	1,531,084
Saudi Ground Services Co.	6/25/18	33,401	327,544
Saudi Industrial Investment Group	12/12/19	49,800	300,782
Saudi International Petrochemical	1/19/21	67,870	382,413
Saudi Kayan Petrochemical Co.	1/19/21	145,500	530,384
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1/27/21	50,599	413,551
Saudi Telecom Co.	4/23/18	108,000	2,386,017
Saudia Dairy and Foodstuff Co.	6/4/18	5,419	170,802
Savola AB	1/24/20	93,100	1,080,551
Yamama Cement Co.	1/19/21	23,300	99,348
Yanbu National Petrochemicals Co.	7/20/20	29,100	566,076

Total Equity-Linked Securities (identified cost $26,344,497)			$28,855,090

Short-Term Investments — 0.3%

Description		Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18		$12,965	$12,965,151

Total Short-Term Investments (identified cost $12,965,151)			$12,965,151

Total Investments — 100.5% (identified cost $2,709,949,145)			$3,697,985,016

Other Assets, Less Liabilities — (0.5)%			$(19,659,746)

Net Assets — 100.0%			$3,678,325,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $42,050,470 or 1.1% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the aggregate value of these securities is $57,818,776 or 1.6% of the Fund’s net assets.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	10.2%	$375,298,812
United States Dollar	10.1	371,199,854
New Taiwan Dollar	6.3	233,405,109
South Korean Won	6.3	232,502,758
South African Rand	6.0	222,397,220
Brazilian Real	5.9	216,450,757
Indian Rupee	5.7	208,851,515
Mexican Peso	5.3	196,617,725
Malaysian Ringgit	3.0	111,376,721
Thai Baht	2.9	106,754,170
Polish Zloty	2.8	103,224,253
New Turkish Lira	2.8	102,226,130
Euro	2.7	98,451,407
Indonesian Rupiah	2.7	97,896,281
Philippine Peso	2.5	90,662,041
Russian Ruble	2.4	90,047,098
Chilean Peso	2.2	82,276,754
Kuwaiti Dinar	1.9	69,339,631
Vietnamese Dong	1.7	61,401,344
Yuan Renminbi	1.4	50,995,550
Qatari Riyal	1.3	47,833,108
United Arab Emirates Dirham	1.2	44,836,516
Pakistani Rupee	1.2	42,725,187
Colombian Peso	1.1	41,802,092
Other currency, less than 1% each	10.9	399,412,983

Total Investments	100.5%	$3,697,985,016

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.6%	$720,041,132
Materials	11.8	435,852,591
Consumer Staples	9.8	359,098,113
Industrials	9.2	340,513,083
Energy	9.2	336,871,289
Telecommunication Services	8.9	326,445,896
Consumer Discretionary	8.7	321,538,914
Information Technology	7.9	289,302,440
Utilities	5.8	214,283,371
Health Care	4.9	178,907,111
Real Estate	4.4	162,165,925
Short-Term Investments	0.3	12,965,151

Total Investments	100.5%	$3,697,985,016

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$42,851,120	$1,690,205,675		$1,299,769	$1,734,356,564
Emerging Europe	29,785,112	610,846,632		63,124	640,694,868
Latin America	681,552,256	—		286,734	681,838,990
Middle East/Africa	4,798,898	594,475,455		0	599,274,353
Total Common Stocks	$758,987,386	$2,895,527,762	**	$1,649,627	$3,656,164,775
Equity-Linked Securities - Saudi Arabia	$—	$28,855,090		$0	$28,855,090
Short-Term Investments	—	12,965,151		—	12,965,151
Total Investments	$758,987,386	$2,937,348,003		$1,649,627	$3,697,985,016

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. At March 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018